UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

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FORM N-Q

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QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER 811-6618

FIRST INVESTORS EQUITY FUNDS

(Exact name of registrant as specified in charter)

40 Wall Street

New York, NY 10005

(Address of principal executive offices) (Zip code)

Joseph I. Benedek

Foresters Investment Management Company, Inc.

Raritan Plaza I

Edison, NJ 08837-3620

(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:

1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30

DATE OF REPORTING PERIOD: DECEMBER 31, 2016

Item 1. Schedule of Investments

The Quarterly Schedule of Portfolio Holdings follows

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
December 31, 2016

Shares		Security	Value
		COMMON STOCKS-99.2%
		Consumer Discretionary-10.9%
4,300	*	AutoZone, Inc.	$3,396,097
51,200		CBS Corporation - Class "B"	3,257,344
23,300		Home Depot, Inc.	3,124,064
28,300		Walt Disney Company	2,949,426
22,200		Whirlpool Corporation	4,035,294
			16,762,225
		Consumer Staples-4.8%
9,100		Kimberly-Clark Corporation	1,038,492
60,700		PepsiCo, Inc.	6,351,041
			7,389,533
		Energy-9.9%
40,400		Chevron Corporation	4,755,080
97,700		Halliburton Company	5,284,593
76,000		Valero Energy Corporation	5,192,320
			15,231,993
		Financials-20.7%
52,000		American Express Company	3,852,160
247,900		Bank of America Corporation	5,478,590
12,600		BlackRock, Inc.	4,794,804
23,800		Goldman Sachs Group, Inc.	5,698,910
76,800		JPMorgan Chase & Company	6,627,072
105,400		U.S. Bancorp	5,414,398
			31,865,934
		Health Care-17.3%
20,900	*	Allergan, PLC	4,389,209
26,500		Amgen, Inc.	3,874,565
46,300		Cardinal Health, Inc.	3,332,211
43,000	*	Express Scripts Holding Company	2,957,970
44,900		Johnson & Johnson	5,172,929
160,700		Pfizer, Inc.	5,219,536
16,600		Zimmer Biomet Holdings, Inc.	1,713,120
			26,659,540
		Industrials-13.7%
104,000		General Electric Company	3,286,400
50,700		Honeywell International, Inc.	5,873,595
12,300		Lockheed Martin Corporation	3,074,262
39,100		Raytheon Company	5,552,200
31,500		Union Pacific Corporation	3,265,920
			21,052,377
		Information Technology-16.4%
54,800		Apple, Inc.	6,346,936
188,700		Cisco Systems, Inc.	5,702,514
20,300		International Business Machines Corporation	3,369,597
120,300		Oracle Corporation	4,625,535
78,100		QUALCOMM, Inc.	5,092,120
			25,136,702
		Materials-3.5%
94,800		Dow Chemical Company	5,424,456
		Telecommunication Services-2.0%
58,800		Verizon Communications, Inc.	3,138,744
Total Value of Common Stocks (cost $144,473,163.90)		99.2%	152,661,504
Other Assets, Less Liabilities		0.8	1,187,910
Net Assets		100.0%	$153,849,414

*	Non-income producing

At December 31, 2016, the cost of investments for federal income tax purposes was $141,361,946. Accumulated net unrealized appreciation on investments was $8,576,523, consisting of $9,918,625 gross unrealized appreciation and
$1,342,102 gross unrealized depreciation.

Portfolio of Investments (unaudited)
COVERED CALL STRATEGY FUND
December 31, 2016

	Expiration	Exercise
CALL OPTIONS WRITTEN-1.8%	Date	Price	Contracts	Value
Allergan, PLC	02/17/17	$205.00	16	$21,440
Allergan, PLC	02/17/17	210.00	193	202,650
American Express Company	01/20/17	67.50	29	19,430
American Express Company	01/20/17	75.00	491	62,357
Amgen, Inc.	02/17/17	155.00	240	45,600
Apple, Inc.	02/17/17	120.00	548	106,860
AutoZone, Inc.	01/20/17	800.00	30	26,850
AutoZone, Inc.	03/17/17	810.00	13	28,340
Bank of America Corporation	02/17/17	24.00	2,479	76,849
BlackRock, Inc.	04/21/17	410.00	126	89,460
Cardinal Health, Inc.	03/17/17	72.50	463	145,845
CBS Corporation	03/17/17	67.50	512	71,680
Chevron Corporation	02/17/17	115.00	356	172,660
Chevron Corporation	02/17/17	120.00	48	9,840
Cisco Systems, Inc.	02/17/17	32.00	1,887	41,514
Dow Chemical Company	03/17/17	60.00	948	112,812
Express Scripts Holding Company	03/17/17	75.00	10	1,290
General Electric Company	01/20/17	32.00	1,040	37,440
Goldman Sachs Group, Inc.	01/20/17	245.00	238	99,246
Halliburton Company	01/20/17	57.50	977	25,402
Home Depot, Inc.	01/20/17	130.00	206	106,296
Home Depot, Inc.	01/20/17	135.00	27	5,427
Honeywell International, Inc.	03/17/17	120.00	507	88,725
International Business Machines Corporation	02/17/17	175.00	203	28,826
Johnson & Johnson	01/20/17	115.00	314	54,008
Johnson & Johnson	01/20/17	117.00	135	9,720
JPMorgan Chase & Company	02/17/17	90.00	768	91,392
Kimberly-Clark Corporation	01/20/17	115.00	91	11,557
Lockheed Martin Corporation	01/20/17	265.00	7	287
Lockheed Martin Corporation	02/17/17	255.00	15	7,500
Lockheed Martin Corporation	03/17/17	280.00	101	8,080
Oracle Corporation	01/20/17	41.00	542	1,084
Oracle Corporation	03/17/17	40.00	661	42,965
PepsiCo, Inc.	01/20/17	105.00	607	64,949
Pfizer, Inc.	01/20/17	35.00	87	261
Pfizer, Inc.	02/17/17	33.00	1,520	88,160
QUALCOMM, Inc.	01/20/17	70.00	781	9,372
Raytheon Company	01/20/17	150.00	21	525
Raytheon Company	02/17/17	145.00	46	13,708
Raytheon Company	05/19/17	160.00	324	46,980
U.S. Bancorp	03/17/17	55.00	1,054	56,916
Union Pacific Corporation	01/20/17	100.00	308	156,772
Union Pacific Corporation	01/20/17	105.00	7	1,477
Valero Energy Corporation	01/20/17	70.00	340	34,000
Valero Energy Corporation	01/20/17	72.50	420	18,060
Verizon Communications, Inc.	06/16/17	52.50	588	148,176
Walt Disney Company	01/27/17	107.00	283	18,112
Whirlpool Corporation	03/17/17	185.00	217	169,260
Whirlpool Corporation	03/17/17	190.00	5	2,600
Zimmer Biomet Holdings, Inc.	03/17/17	105.00	41	16,400
Zimmer Biomet Holdings, Inc.	03/17/17	110.00	125	23,875
Total Value of Call Options Written (premium received $3,152,154)				$ 2,723,035

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$152,661,504	$-	$-	$152,661,504

Liabilities
Call Options Written	$(2,723,035)	$-	$-	$(2,723,035)

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
EQUITY INCOME FUND
December 31, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-93.4%
			Consumer Discretionary-9.4%
86,000		*	Acushnet Holdings Corporation	$ 1,695,060
65,000			American Eagle Outfitters, Inc.	986,050
45,568			CBS Corporation - Class "B"	2,899,036
92,700			Comcast Corporation - Special Shares "A"	6,400,935
25,000			Delphi Automotive, PLC	1,683,750
275,000			Ford Motor Company	3,335,750
10,800			Harman International Industries, Inc.	1,200,528
47,200			Home Depot, Inc.	6,328,576
113,461			Johnson Controls International, PLC	4,673,459
25,000			L Brands, Inc.	1,646,000
36,100			McDonald's Corporation	4,394,092
88,950			Newell Brands, Inc.	3,971,617
25,000			Oxford Industries, Inc.	1,503,250
122,300			Regal Entertainment Group - Class "A"	2,519,380
57,933			Time Warner, Inc.	5,592,272
33,500			Tupperware Brands Corporation	1,762,770
21,900			Walt Disney Company	2,282,418
11,800			Whirlpool Corporation	2,144,886
29,000			Wyndham Worldwide Corporation	2,214,730
				57,234,559
			Consumer Staples-8.6%
26,400			AdvancePierre Foods Holdings, Inc.	786,192
125,000			Altria Group, Inc.	8,452,500
92,200			Coca-Cola Company	3,822,612
61,700			CVS Health Corporation	4,868,747
20,000			Dr. Pepper Snapple Group, Inc.	1,813,400
18,300			Kimberly-Clark Corporation	2,088,396
109,117			Koninklijke Ahold Delhaize NV (ADR)	2,290,366
18,066			Kraft Heinz Company	1,577,523
18,000			Molson Coors Brewing Company	1,751,580
63,500			PepsiCo, Inc.	6,644,005
84,500			Philip Morris International, Inc.	7,730,905
81,400			Procter & Gamble Company	6,844,112
54,400			Wal-Mart Stores, Inc.	3,760,128
				52,430,466
			Energy-8.1%
89,400			Chevron Corporation	10,522,380
81,500			ConocoPhillips	4,086,410
73,000			Devon Energy Corporation	3,333,910
77,900			ExxonMobil Corporation	7,031,254
44,600			Halliburton Company	2,412,414
70,400			Marathon Petroleum Corporation	3,544,640
82,500			Occidental Petroleum Corporation	5,876,475
82,200			PBF Energy, Inc. - Class "A"	2,291,736
75,500			Royal Dutch Shell, PLC - Class "A" (ADR)	4,105,690
35,000			Schlumberger, Ltd.	2,938,250
106,300			Suncor Energy, Inc.	3,474,947
				49,618,106
			Financials-17.7%
151,800			AllianceBernstein Holding, LP (MLP)	3,559,710
45,000			American Express Company	3,333,600
60,000			American International Group, Inc.	3,918,600
21,300			Ameriprise Financial, Inc.	2,363,022
115,000			Bank of New York Mellon Corporation	5,448,700
123,400			Berkshire Hills Bancorp, Inc.	4,547,290
70,010			Chubb, Ltd.	9,249,721
137,400			Citizens Financial Group, Inc.	4,895,562
75,000			Discover Financial Services	5,406,750
150,000			Financial Select Sector SPDR Fund (ETF)	3,487,500
72,100			Invesco, Ltd.	2,187,514
95,000			iShares S&P U.S. Preferred Stock Index Fund (ETF)	3,534,950
132,800			JPMorgan Chase & Company	11,459,312
120,000			MetLife, Inc.	6,466,800
47,900			PNC Financial Services Group, Inc.	5,602,384
30,000			Prosperity Bancshares, Inc.	2,153,400
74,000			SPDR S&P Regional Banking (ETF)	4,112,180
169,300			Sterling Bancorp	3,961,620
27,800			Travelers Companies, Inc.	3,403,276
108,300			U.S. Bancorp	5,563,371
90,000			Waddell & Reed Financial, Inc. - Class "A"	1,755,900
215,500			Wells Fargo & Company	11,876,205
				108,287,367
			Health Care-10.3%
106,100			Abbott Laboratories	4,075,301
91,100			AbbVie, Inc.	5,704,682
43,468			Baxter International, Inc.	1,927,371
35,500			Gilead Sciences, Inc.	2,542,155
52,400			GlaxoSmithKline, PLC (ADR)	2,017,924
106,900			Johnson & Johnson	12,315,949
55,094			Medtronic, PLC	3,924,346
180,211			Merck & Company, Inc.	10,609,022
384,124			Pfizer, Inc.	12,476,348
85,000			Phibro Animal Health Corporation - Class "A"	2,490,500
15,500			Thermo Fisher Scientific, Inc.	2,187,050
44,452			Zoetis, Inc.	2,379,516
				62,650,164
			Industrials-10.6%
28,600			3M Company	5,107,102
25,400			A.O. Smith Corporation	1,202,690
65,000			Eaton Corporation, PLC	4,360,850
11,800			General Dynamics Corporation	2,037,388
341,400			General Electric Company	10,788,240
61,900			Honeywell International, Inc.	7,171,115
70,000			Industrial Select Sector SPDR Fund (ETF)	4,355,400
41,100			Ingersoll-Rand, PLC	3,084,144
66,450			ITT, Inc.	2,562,976
100,000			Koninklijke Philips NV (ADR)	3,057,000
19,000			Lockheed Martin Corporation	4,748,860
70,000			Nielsen Holdings, PLC	2,936,500
23,000			Snap-On, Inc.	3,939,210
43,700			United Parcel Service, Inc. - Class "B"	5,009,768
42,500			United Technologies Corporation	4,658,850
				65,020,093
			Information Technology-13.9%
49,900			Apple, Inc.	5,779,418
135,000			Applied Materials, Inc.	4,356,450
28,600			Automatic Data Processing, Inc.	2,939,508
23,000			Broadcom, Ltd.	4,065,710
342,100			Cisco Systems, Inc.	10,338,262
135,000			HP Enterprise Company	3,123,900
140,000			HP, Inc.	2,077,600
174,700			Intel Corporation	6,336,369
70,000			Juniper Networks, Inc.	1,978,200
34,600			Lam Research Corporation	3,658,258
47,600			Microchip Technology, Inc.	3,053,540
225,000			Microsoft Corporation	13,981,500
100,300			QUALCOMM, Inc.	6,539,560
80,000			Silicon Motion Technology Corporation (ADR)	3,398,400
118,300			Symantec Corporation	2,826,187
39,200			TE Connectivity, Ltd.	2,715,776
57,000			Technology Select Sector SPDR Fund (ETF)	2,756,520
70,000			Western Digital Corporation	4,756,500
				84,681,658
			Materials-4.1%
86,900			Dow Chemical Company	4,972,418
57,600			DuPont (E.I.) de Nemours & Company	4,227,840
132,300		*	Ferro Corporation	1,895,859
55,500			International Paper Company	2,944,830
46,700			LyondellBasell Industries NV - Class "A"	4,005,926
23,000			Praxair, Inc.	2,695,370
42,000			Sealed Air Corporation	1,904,280
20,000			Steel Dynamics, Inc.	711,600
32,500			WestRock Company	1,650,025
				25,008,148
			Real Estate-3.3%
146,400			Brixmor Property Group, Inc. (REIT)	3,575,088
108,000			Chesapeake Lodging Trust (REIT)	2,792,880
14,000			Federal Realty Investment Trust (REIT)	1,989,540
46,000			iShares U.S. Real Estate ETF (ETF)	3,539,240
95,000			Sunstone Hotel Investors, Inc. (REIT)	1,448,750
80,500			Tanger Factory Outlet Centers, Inc. (REIT)	2,880,290
151,800			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	3,659,898
				19,885,686
			Telecommunication Services-3.8%
260,730			AT&T, Inc.	11,088,847
222,800			Verizon Communications, Inc.	11,893,064
				22,981,911
			Utilities-3.6%
36,500			American Electric Power Company, Inc.	2,298,040
100,000			CenterPoint Energy, Inc.	2,464,000
35,000			Dominion Resources, Inc.	2,680,650
35,000			Duke Energy Corporation	2,716,700
113,000			Exelon Corporation	4,010,370
17,100			NextEra Energy, Inc.	2,042,766
105,000			PPL Corporation	3,575,250
41,200			Vectren Corporation	2,148,580
				21,936,356
Total Value of Common Stocks (cost $399,644,825)				569,734,514
			PREFERRED STOCKS-1.5%
			Financials-.6%
800			Citizens Financial Group, Inc., Series A, 5.5%, 2049	796,000
102,800			JPMorgan Chase & Co., Series Y, 6.125%, 2020	2,605,980
				3,401,980
			Health Care-.3%
2,600			Allergan, PLC, Series A, 5.5%, 2018	1,982,396

			Real Estate-.6%
50,500			Digital Realty Trust, Inc., Series G (REIT), 5.875%, 2049	1,208,465
			Urstadt Biddle Properties, Inc. (REIT):
46,000			7.125%, 2049 - Series F	1,173,000
49,000			6.75% 2049 - Series G	1,262,240
				3,643,705
Total Value of Preferred Stocks (cost $9,629,279)				9,028,081
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-2.7%
$16,500	M		U.S. Treasury Bills, 0.4475%, 1/26/2017 (cost $16,494,667)	16,495,661
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.5%
			Federal Home Loan Bank:
3,000	M		0.38%, 1/17/2017	2,999,568
2,500	M		0.39%, 1/12/2017	2,499,767
2,000	M		0.48%, 1/9/2017	1,999,876
6,000	M		0.5%, 1/27/2017	5,998,518
2,000	M		0.515%, 2/13/2017	1,998,884
Total Value of Short-Term U.S. Government Agency Obligations (cost $15,495,387)				15,496,613
Total Value of Investments (cost $441,264,158)			100.1%	610,754,869
Excess of Liabilties Over Other Assets			(.1)	(531,405)
Net Assets			100.0%	$ 610,223,464

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At December 31, 2016, the cost of investments for federal income tax purposes was
$441,366,787. Accumulated net unrealized appreciation on investments was
$169,388,082, consisting of $176,521,402 gross unrealized appreciation and $7,133,320 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$569,734,514	$-	$-	$569,734,514
Preferred Stocks	9,028,081	-	-	9,028,081
Short-Term U.S Government
Obligations	-	16,495,661	-	16,495,661
Short-Term U.S Government
Agency Obligations	-	15,496,613	-	15,496,613
Total Investments in Securities*	$578,762,595	$31,992,274	$-	$610,754,869

* The Portfolio of Investments provides information on the industry categorization for common stocks and preferred stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GLOBAL FUND
December 31, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-96.1%
			United States-60.0%
19,060			Accenture, PLC - Class "A"		$2,232,498
95,090			Air Lease Corporation		3,264,440
40,704		*	Allergan, PLC		8,548,247
33,026			Alliance Data Systems Corporation		7,546,441
10,504		*	Alphabet, Inc. - Class "C"		8,107,197
4,787		*	Amazon.com, Inc.		3,589,628
45,110			Anadarko Petroleum Corporation		3,145,520
24,773			Apple, Inc.		2,869,209
77,729			Baker Hughes, Inc.		5,050,053
175,806			Bank of America Corporation		3,885,313
15,872			Becton, Dickinson & Company		2,627,610
14,273		*	Biogen, Inc.		4,047,537
14,217			BlackRock, Inc.		5,410,137
193,090			Bristol-Myers Squibb Company		11,284,180
47,287			Broadcom, Ltd.		8,358,923
101,788		*	Cognizant Technology Solutions Corporation - Class "A"		5,703,182
97,171			Colgate-Palmolive Company		6,358,870
191,450			Coty, Inc. - Class "A"		3,505,450
125,244			Delphi Automotive, PLC		8,435,183
86,852			Delta Air Lines, Inc.		4,272,250
61,965			EOG Resources, Inc.		6,264,662
10,187			Equifax, Inc.		1,204,409
115,064			Estee Lauder Companies, Inc. - Class "A"		8,801,245
38,646			Expedia, Inc.		4,377,819
22,790			FedEx Corporation		4,243,498
26,715			Fortive Corporation		1,432,725
66,900			Fortune Brands Home & Security, Inc.		3,576,474
318,770		*	Freeport-McMoRan, Inc.		4,204,576
26,820			General Dynamics Corporation		4,630,741
54,935			Global Payments, Inc.		3,813,038
203,030			Hilton Worldwide Holdings, Inc.		5,522,416
80,566			Honeywell International, Inc.		9,333,571
99,580		*	IHS Markit, Ltd.		3,526,128
10,590		*	Incyte Corporation		1,061,859
315,651			Intel Corporation		11,448,662
123,896			IntercontinentalExchange, Inc.		6,990,212
387,190			Kinder Morgan, Inc.		8,018,705
27,031			L Brands, Inc.		1,779,721
65,868			Marriott International, Inc.		5,445,966
95,487			MetLife, Inc.		5,145,794
194,067			Microsoft Corporation		12,059,323
67,220		*	Mobileye NV		2,562,426
101,944			Mondelez International, Inc. - Class "A"		4,519,178
40,535		*	Netflix, Inc.		5,018,233
127,410			NIKE, Inc.		6,476,250
50,020			Northern Trust Corporation		4,454,281
17,610			Pioneer Natural Resources Company		3,171,033
45,209			PNC Financial Services Group, Inc.		5,287,645
4,670		*	Priceline Group, Inc.		6,846,500
23,251			Public Storage (REIT)		5,196,599
6,158		*	Regeneron Pharmaceuticals, Inc.		2,260,540
5,250			S&P Global, Inc.		564,585
91,109		*	Salesforce.com, Inc.		6,237,322
74,079		*	ServiceNow, Inc.		5,507,033
5,795		*	Teledyne Technologies, Inc.		712,785
26,025			UnitedHealth Group, Inc.		4,165,041
87,376			VF Corporation		4,661,510
67,107			Visa, Inc. - Class "A"		5,235,688
13,164		*	WABCO Holdings, Inc.		1,397,359
173,830			Wells Fargo & Company		9,579,771
232,848			WisdomTree Investments, Inc.		2,593,927
45,405		*	Workday, Inc. - Class "A"		3,000,816
181,558		*	WPX Energy, Inc.		2,645,300
					313,217,234
			France-4.6%
128,011			Airbus Group SE		8,467,769
294,542			AXA SA		7,436,567
68,004			BNP Paribas SA		4,334,451
33,291			Essilor International SA		3,761,962
					24,000,749
			Germany-4.5%
60,737			Beiersdorf AG		5,153,163
55,999			Brenntag AG		3,112,431
551,150			E.ON AG		3,887,140
86,915		*	RWE AG		1,080,971
22,117			Siemens AG		2,719,284
235,401			Vonovia SE		7,658,128
					23,611,117
			Japan-3.9%
21,700			Fanuc, Ltd.		3,679,020
96,500			Itochu Corporation		1,281,437
148,000			Nomura Holdings, Inc.		872,614
130,530			Seven & I Holdings Company, Ltd.		4,973,263
74,180			Sony Financial Holdings, Inc.		1,157,684
185,030			Sumitomo Mitsui Financial Group, Inc.		7,060,824
25,720			Tokio Marine Holdings, Inc.		1,055,428
					20,080,270
			United Kingdom-3.1%
121,222		*	Anglo American, PLC		1,732,981
461,661			Barclays, PLC		1,271,329
2,757,506		*	Glencore, PLC		9,425,381
303,268			Sky, PLC		3,703,860
					16,133,551
			China-3.0%
85,589		*	Alibaba Group Holding, Ltd. (ADR)		7,515,570
17,338		*	Baidu.com, Inc. (ADR)		2,850,541
1,572,000			CNOOC, Ltd.		1,966,394
2,226,250			PICC Property and Casualty Company, Ltd.		3,468,064
					15,800,569
			Italy-3.0%
363,030			Assicurazioni Generali SpA		5,395,886
104,030			Banca Generali SpA		2,481,441
377,740			Eni SpA		6,151,327
306,236			FinecoBank Banca Fineco SpA		1,718,181
					15,746,835
			Switzerland-2.7%
62,077			ABB, Ltd.		1,309,451
110,781		*	Credit Suisse Group AG		1,589,424
180,453			LafargeHolcim, Ltd.		9,507,320
108,390		*	Transocean, Ltd.		1,597,669
					14,003,864
			Netherlands-2.6%
87,760		*	AerCap Holdings NV		3,651,694
34,328		*	Akzo Nobel NV		2,146,087
173,673			Koninklijke Ahold Delhaize		3,661,835
105,610		*	Mylan NV (ADR)		4,029,022
					13,488,638
			South Korea-1.9%
6,661			Samsung Electronics Co., Ltd.		9,913,654
			Spain-1.7%
1,691,816			Banco Santander SA		8,831,465
			Belgium-1.6%
80,644			Anheuser-Busch InBev SA		8,535,710
			India-.8%
1,162,951			ICICI Bank, Ltd.		4,374,560
			Ireland-.7%
53,042			Eaton Corporation, PLC		3,558,588
			Brazil-.6%
294,605			Petroleo Brasileiro SA (ADR)		2,978,457
			Hong Kong-.5%
120,298			Hong Kong Exchanges & Clearing, Ltd.		2,842,039
			Canada-.5%
56,500			Magna International, Inc.		2,453,320
			Sweden-.3%
87,582			SKF AB - B Shares		1,611,172
			Mexico-.1%
278,300		*	Wal-Mart de Mexico		498,075
Total Value of Common Stocks (cost $463,623,812)					501,679,867
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-4.1%
			United States
			Federal Home Loan Bank:
$5,000	M		0.48%, 1/9/2017		4,999,690
5,000	M		0.39%, 1/12/2017		4,999,535
2,500	M		0.5%, 1/27/2017		2,499,382
5,000	M		0.47%, 2/7/2017		4,997,620
4,000	M		0.515%, 2/13/2017		3,997,768
Total Value of Short-Term U.S. Government Agency Obligations (cost $21,492,812)					21,493,995
Total Value of Investments (cost $485,116,624)				100.2%	523,173,862
Excess of Liabilities Over Other Assets				(.2)	(1,256,731)
Net Assets				100.0%	$521,917,131

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At December 31, 2016, the cost of investments for federal income tax purposes was
$487,444,819. Accumulated net unrealized appreciation on investments was
$35,729,043, consisting of $47,003,670 gross unrealized appreciation and
$11,274,627 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
United States	$313,217,234	$-	$-	$313,217,234
France	24,000,749	-	-	24,000,749
Germany	23,611,117	-	-	23,611,117
Japan	20,080,270	-	-	20,080,270
United Kingdom	16,133,551	-	-	16,133,551
China	15,800,569	-	-	15,800,569
Italy	15,746,835	-	-	15,746,835
Switzerland	14,003,864	-	-	14,003,864
Netherlands	13,488,638	-	-	13,488,638
South Korea	-	9,913,654	-	9,913,654
Spain	8,831,465	-	-	8,831,465
Belgium	8,535,710	-	-	8,535,710
India	4,374,560	-	-	4,374,560
Ireland	3,558,588	-	-	3,558,588
Brazil	2,978,457	-	-	2,978,457
Hong Kong	2,842,039	-	-	2,842,039
Canada	2,453,320	-	-	2,453,320
Sweden	1,611,172	-	-	1,611,172
Mexico	498,075	-	-	498,075
Short-Term U.S. Government
Agency Obligations	-	21,493,995	-	21,493,995
Total Investments in Securities*	$491,766,213	$31,407,649	$-	$523,173,862

* Includes certain foreign securities that were fair valued due to fluctuation in U.S. securities markets exceeding a predetermined level or a foreign market being closed; therefore, $9,913,654 of investment securities were classified as Level 2 instead of Level 1.

Transfers between Level 2 and Level 1 securities as of December 31, 2016 resulted from securities priced previously with an official close price (Level 1 securities) or on days where there is not an offical close price the mean price used (Level 2 securities). Transfers from Level 1 to Level 2 as of December 31, 2016 were $32,157,431. Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
GROWTH & INCOME FUND
December 31, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-99.6%
			Consumer Discretionary-18.5%
316,100		*	Acushnet Holdings Corporation	$6,230,331
40,053		*	Adient, PLC	2,347,106
270,000			American Eagle Outfitters, Inc.	4,095,900
76,500			ARAMARK Holdings Corporation	2,732,580
200,000			Big Lots, Inc.	10,042,000
281,500			BorgWarner, Inc.	11,102,360
425,000			CBS Corporation - Class "B"	27,038,500
280,000			Delphi Automotive, PLC	18,858,000
450,000			DSW, Inc. - Class "A"	10,192,500
100,000			Foot Locker, Inc.	7,089,000
675,000			Ford Motor Company	8,187,750
110,000			Harman International Industries, Inc.	12,227,600
180,000			Home Depot, Inc.	24,134,400
440,530			Johnson Controls International, PLC	18,145,431
220,000			L Brands, Inc.	14,484,800
100,000			Lear Corporation	13,237,000
230,000			Magna International, Inc.	9,982,000
250,000		*	Michaels Companies, Inc.	5,112,500
924,450			Newell Brands, Inc.	41,276,692
168,500			Oxford Industries, Inc.	10,131,905
189,900			Penske Automotive Group, Inc.	9,844,416
275,000		*	Select Comfort Corporation	6,220,500
485,000			Stein Mart, Inc.	2,657,800
300,000			Tupperware Brands Corporation	15,786,000
160,000			Walt Disney Company	16,675,200
65,000			Whirlpool Corporation	11,815,050
100,000			Wyndham Worldwide Corporation	7,637,000
				327,284,321
			Consumer Staples-9.4%
60,300			AdvancePierre Foods Holdings, Inc.	1,795,734
480,000			Altria Group, Inc.	32,457,600
150,800			B&G Foods, Inc.	6,605,040
360,000			Coca-Cola Company	14,925,600
290,000			CVS Health Corporation	22,883,900
560,404			Koninklijke Ahold Delhaize NV (ADR)	11,762,880
161,800			Nu Skin Enterprises, Inc. - Class "A"	7,730,804
165,000			PepsiCo, Inc.	17,263,950
295,000			Philip Morris International, Inc.	26,989,550
105,000			Procter & Gamble Company	8,828,400
65,000			Tyson Foods, Inc. - Class "A"	4,009,200
160,000			Wal-Mart Stores, Inc.	11,059,200
				166,311,858
			Energy-6.5%
138,000			Anadarko Petroleum Corporation	9,622,740
35,000			Chevron Corporation	4,119,500
230,000			ConocoPhillips	11,532,200
175,000			Devon Energy Corporation	7,992,250
200,000			ExxonMobil Corporation	18,052,000
100,000			Hess Corporation	6,229,000
300,000			Marathon Oil Corporation	5,193,000
339,498			Marathon Petroleum Corporation	17,093,724
100,000			Occidental Petroleum Corporation	7,123,000
100,000			PBF Energy, Inc. - Class "A"	2,788,000
115,000			Phillips 66	9,937,150
48,300			Schlumberger, Ltd.	4,054,785
350,200			Suncor Energy, Inc.	11,448,038
				115,185,387
			Financials-14.2%
250,000			American Express Company	18,520,000
230,000			American International Group, Inc.	15,021,300
153,000			Ameriprise Financial, Inc.	16,973,820
130,000			Chubb, Ltd.	17,175,600
515,000			Citizens Financial Group, Inc.	18,349,450
325,000			Discover Financial Services	23,429,250
550,000			Financial Select Sector SPDR Fund (ETF)	12,787,500
15,000			iShares Core S&P Mid-Cap ETF (ETF)	2,480,100
80,000			iShares Russell 2000 ETF (ETF)	10,788,000
396,730			JPMorgan Chase & Company	34,233,832
240,000			MetLife, Inc.	12,933,600
56,300			Morgan Stanley	2,378,675
150,000			PNC Financial Services Group, Inc.	17,544,000
250,000			SPDR S&P Regional Banking (ETF)	13,892,500
355,000			U.S. Bancorp	18,236,350
287,050			Wells Fargo & Company	15,819,326
				250,563,303
			Health Care-16.1%
425,000			Abbott Laboratories	16,324,250
335,000			AbbVie, Inc.	20,977,700
35,000		*	Allergan, PLC	7,350,350
240,000		*	AMN Healthcare Services, Inc.	9,228,000
168,669			Baxter International, Inc.	7,478,783
94,300			Cardinal Health, Inc.	6,786,771
96,000		*	Centene Corporation	5,424,960
160,000		*	Express Scripts Holding Company	11,006,400
320,000			Gilead Sciences, Inc.	22,915,200
91,300			Hill-Rom Holdings, Inc.	5,125,582
270,625			Johnson & Johnson	31,178,706
9,375		*	Mallinckrodt, PLC	467,063
60,000			McKesson Corporation	8,427,000
125,000			Medtronic, PLC	8,903,750
325,000			Merck & Company, Inc.	19,132,750
120,000		*	Mylan NV (ADR)	4,578,000
869,301			Pfizer, Inc.	28,234,896
298,100			Phibro Animal Health Corporation - Class "A"	8,734,330
64,162			Shire, PLC (ADR)	10,931,922
220,000			Thermo Fisher Scientific, Inc.	31,042,000
230,000		*	VWR Corporation	5,756,900
260,000			Zoetis, Inc.	13,917,800
				283,923,113
			Industrials-8.4%
140,000			3M Company	24,999,800
360,000			General Electric Company	11,376,000
209,700			Honeywell International, Inc.	24,293,745
55,000			Ingersoll-Rand, PLC	4,127,200
226,700			ITT, Inc.	8,743,819
200,000			Koninklijke Philips NV (ADR)	6,114,000
20,000			Lockheed Martin Corporation	4,998,800
127,700			ManpowerGroup, Inc.	11,348,699
90,300			Nielsen Holdings, PLC	3,788,085
125,000			Snap-On, Inc.	21,408,750
35,000			Stanley Black & Decker, Inc.	4,014,150
110,400			Textainer Group Holdings, Ltd.	822,480
410,800			Triton International, Ltd.	6,490,640
150,000			United Technologies Corporation	16,443,000
				148,969,168
			Information Technology-17.6%
310,000			Apple, Inc.	35,904,200
450,000			Applied Materials, Inc.	14,521,500
523,700		*	ARRIS International, PLC	15,779,081
80,000			Broadcom, Ltd.	14,141,600
900,000			Cisco Systems, Inc.	27,198,000
105,887		*	Dell Technologies, Inc. - Class "V"	5,820,608
250,000		*	eBay, Inc.	7,422,500
894,700			HP Enterprise Company	20,703,358
583,775			Intel Corporation	21,173,519
75,000			International Business Machines Corporation	12,449,250
112,800			Methode Electronics, Inc.	4,664,280
625,000			Microsoft Corporation	38,837,500
125,000		*	NXP Semiconductors NV	12,251,250
350,000			Oracle Corporation	13,457,500
320,000			QUALCOMM, Inc.	20,864,000
280,000			Sabre Corporation	6,986,000
617,200			Symantec Corporation	14,744,908
85,400			TE Connectivity, Ltd.	5,916,512
280,000			Travelport Worldwide, Ltd.	3,948,000
214,000			Western Digital Corporation	14,541,300
				311,324,866
			Materials-2.8%
180,000			International Paper Company	9,550,800
320,000		*	Louisiana-Pacific Corporation	6,057,600
60,000			Praxair, Inc.	7,031,400
135,000			RPM International, Inc.	7,267,050
290,000			Sealed Air Corporation	13,148,600
90,000			Trinseo SA	5,337,000
				48,392,450
			Real Estate-2.5%
590,000			Brixmor Property Group, Inc. (REIT)	14,407,800
76,530			Real Estate Select Sector SPDR Fund (ETF)	2,353,298
661,267			Sunstone Hotel Investors, Inc. (REIT)	10,084,322
230,000			Tanger Factory Outlet Centers, Inc. (REIT)	8,229,400
373,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	9,005,085
				44,079,905
			Telecommunication Services-2.6%
530,000			AT&T, Inc.	22,540,900
425,000			Verizon Communications, Inc.	22,686,500
				45,227,400
			Utilities-1.0%
450,000			Exelon Corporation	15,970,500
81,200			NiSource, Inc.	1,797,768
				17,768,268
Total Value of Common Stocks (cost $1,118,833,600)				1,759,030,039
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-.3%
$4,500	M		Federal Home Loan Bank, 0.48%, 1/9/2017 (cost $4,499,460)	4,499,721
Total Value of Investments (cost $1,123,333,060)			99.9%	1,763,529,760
Other Assets, Less Liabilities			.1	2,244,552
Net Assets			100.0%	$1,765,774,312

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2016, the cost of investments for federal income tax purposes was $1,128,854,579. Accumulated net unrealized appreciation on investments was $634,675,181, consisting of $663,034,783 gross unrealized appreciation and $28,359,602 unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,759,030,039	$-	$-	$1,759,030,039
Short-Term U.S Government
Agency Obligations	-	4,499,721	-	4,499,721
Total Investments in Securities*	$1,759,030,039	$4,499,721	$-	$1,763,529,760

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
December 31, 2016

Shares		Security		Value
		COMMON STOCKS-95.4%
		Consumer Discretionary-12.0%
2,076		Advance Auto Parts, Inc.		$351,093
506	*	Amazon.com, Inc.		379,434
3,962	*	CarMax, Inc.		255,113
2,957		Choice Hotels International, Inc.		165,740
3,432		Comcast Corporation - Special Shares "A"		236,980
5,735		D.R. Horton, Inc.		156,738
1,389		Delphi Automotive, PLC		93,549
1,392		Expedia, Inc.		157,686
408,339	*	Global Brands Group Holding, Ltd. (Hong Kong)		54,238
3,418		Goodyear Tire & Rubber Company		105,514
2,614		Harley-Davidson, Inc.		152,501
12,714		Hilton Worldwide Holdings, Inc.		345,821
1,772		John Wiley & Sons, Inc. - Class "A"		96,574
27,406	*	Just Eat, PLC (United Kingdom)		197,079
2,348		Las Vegas Sands Corporation		125,407
3,222		Lowe's Companies, Inc.		229,149
3,987		McDonald's Corporation		485,298
4,957	*	Netflix, Inc.		613,677
9,753		NIKE, Inc. - Class "B"		495,745
3,013	*	Norwegian Cruise Line Holdings, Ltd.		128,143
204	*	NVR, Inc.		340,476
993	*	Panera Bread Company		203,654
303	*	Priceline Group, Inc.		444,216
1,042		Ralph Lauren Corporation		94,113
7,743		Sanwa Holdings Corporation (Japan)		73,869
6,307		SES SA (Luxembourg)		138,923
3,683		TJX Companies, Inc.		276,704
7,263	*	Toll Brothers, Inc.		225,153
2,409		VF Corporation		128,520
1,294	*	Wayfair, Inc. - Class "A"		45,355
				6,796,462
		Consumer Staples-7.0%
3,218		Altria Group, Inc.		217,601
3,125		British American Tobacco, PLC (United Kingdom)		177,987
609		Clorox Company		73,092
12,844		Coca-Cola Company		532,512
7,153		Colgate-Palmolive Company		468,092
4,135		Costco Wholesale Corporation		662,055
6,180		Coty, Inc. - Class "A"		113,156
850		Dr. Pepper Snapple Group, Inc.		77,069
1,770		General Mills, Inc.		109,333
1,165		Hershey Company		120,496
1,021		Kimberly-Clark Corporation		116,517
653		McCormick & Company, Inc.		60,944
12,141	*	Monster Beverage Corporation		538,332
2,207		PepsiCo, Inc.		230,918
2,430		Philip Morris International, Inc.		222,321
3,247		Procter & Gamble Company		273,008
				3,993,433
		Energy-5.2%
2,535		Anadarko Petroleum Corporation		176,766
5,958		Baker Hughes, Inc.		387,091
4,408		Cabot Oil & Gas Corporation		102,971
3,215		Canadian Natural Resources, Ltd.		102,494
1,470	*	Centennial Resource Development, Inc. (PIPE)	(a)	21,658
2,358	*	Cobalt International Energy, Inc.		2,877
3,195	*	Continental Resources, Inc.		164,670
5,106	*	Diamondback Energy, Inc.		516,012
3,364		Halliburton Company		181,959
830		Helmerich & Payne, Inc.		64,242
1,020		Hess Corporation		63,536
3,358		HollyFrontier Corporation		110,008
5,051		Marathon Oil Corporation		87,433
11,774	*	Newfield Exploration Company		476,847
1,441		Pioneer Natural Resources Company		259,481
2,417	*	QEP Resources, Inc.		44,497
4,955	*	Southwestern Energy Company		53,613
9,944	*	Trican Well Service, Ltd. (Canada)		34,069
2,496		World Fuel Services Corporation		114,591
				2,964,815
		Financials-19.6%
1,410		Aflac, Inc.		98,136
2,506		AGNC Investment Corporation		45,434
255	*	Alleghany Corporation		155,071
1,335		Allstate Corporation		98,950
5,189		American Express Company		384,401
3,050		American International Group, Inc.		199,195
883		Aon, PLC		98,481
707	*	Arch Capital Group, Ltd.		61,007
3,413		Arthur J. Gallagher & Company		177,339
724		Axis Capital Holdings, Ltd.		47,255
8,716		Bank of America Corporation		192,624
2,729	*	Berkshire Hathaway, Inc. - Class "B"		444,772
697		BlackRock, Inc.		265,236
5,543		Capital One Financial Corporation		483,571
4,370		Chubb, Ltd.		577,364
831		Cincinnati Financial Corporation		62,948
8,836		Citigroup, Inc.		525,123
10,170		CNO Financial Group, Inc.		194,755
4,294		Comerica, Inc.		292,464
265		Everest Re Group, Ltd.		57,346
943		FactSet Research Systems, Inc.		154,114
300		Fairfax Financial Holdings, Ltd. (Canada)		144,900
192		First Citizens Bancshares, Inc.		68,160
1,498		First Republic Bank		138,026
5,332	*	Hostess Brands, Inc.		69,316
2,707		IBERIABANK Corporation		226,711
3,758		M & T Bank Corporation		587,864
387	*	Markel Corporation		350,041
6,078		Marsh & McLennan Companies, Inc.		410,812
10,370		MetLife, Inc.		558,839
481		Moody's Corporation		45,344
10,784		PNC Financial Services Group, Inc.		1,261,297
3,280		Principal Financial Group		189,781
2,420		Progressive Corporation		85,910
2,145		Raymond James Financial, Inc.		148,584
1,636		Reinsurance Group of America, Inc.		205,858
337		RenaissanceRe Holdings, Ltd.		45,906
831		SEI Investments Company		41,018
8,421		Synchrony Financial		305,430
937		Travelers Companies, Inc.		114,708
7,490		Unum Group		329,036
730		W.R. Berkley Corporation		48,552
5,727		Wells Fargo & Company		315,615
141		White Mountains Insurance Group, Ltd.		117,883
10,773		XL Group, Ltd.		401,402
7,274		Zions Bancorporation		313,073
				11,139,652
		Health Care-10.8%
2,446	*	ABIOMED, Inc.		275,615
3,475	*	Acadia Healthcare Company, Inc.		115,022
1,325	*	Alder Biopharmaceuticals, Inc.		27,560
3,229	*	Align Technology, Inc.		310,404
3,477	*	Alkermes, PLC (ADR)		193,252
674	*	Allergan, PLC		141,547
351		Biogen, Inc.		99,537
18,131		Bristol-Myers Squibb Company		1,059,576
4,143		Cardinal Health, Inc.		298,172
2,427		Dentsply Sirona, Inc.		140,111
576	*	DexCom, Inc.		34,387
3,361	*	Edwards Lifesciences Corporation		314,926
743		Eli Lilly & Company		54,648
5,317	*	Endo International, PLC		87,571
5,630	*	Envision Healthcare Corporation		356,323
1,786		Incyte Pharmaceutical, Inc.		179,082
2,883		Johnson & Johnson		332,150
1,221	*	Laboratory Corporation of America Holdings		156,752
3,173		McKesson Corporation		445,648
5,647		Medtronic, PLC		402,236
3,220		Merck & Company, Inc.		189,561
424		Mettler-Toledo International		177,469
4,381	*	Mylan NV (ADR)		167,135
641		Regeneron Pharmaceuticals, Inc.		235,305
335	*	Tesaro, Inc.		45,051
2,024		Teva Pharmaceutical Industries, Ltd. (Israel)		73,370
1,515		UnitedHealth Group, Inc.		242,461
				6,154,871
		Industrials-13.5%
1,106		3M Company		197,498
2,180		Alaska Air Group, Inc.		193,431
4,751		Allison Transmission Holdings, Inc.		160,061
314		AMERCO		116,051
5,953		Canadian National Railway Company (Canada)		400,635
1,196		Cintas Corporation		138,210
5,138		CSX Corporation		184,608
1,626		Danaher Corporation		126,568
1,301		Eaton Corporation, PLC		87,284
1,434		Equifax, Inc.		169,542
1,087		Expeditors International of Washington, Inc.		57,567
8,227		Fastenal Company		386,504
3,350	*	Generac Holdings, Inc.		136,479
10,214		General Electric Company		322,762
9,167	*	Genesee & Wyoming, Inc.		636,281
2,400		Herman Miller, Inc.		82,080
540		Hubbell, Inc.		63,018
2,151		IDEX Corporation		193,719
933		Illinois Tool Works, Inc.		114,255
5,443		J.B. Hunt Transport Services, Inc.		528,352
6,274		Knight Transportation, Inc.		207,356
1,769		Lennox International, Inc.		270,958
1,478		Lockheed Martin Corporation		369,411
2,595	*	Middleby Corporation		334,262
1,434		MSC Industrial Direct Company, Inc. - Class "A"		132,487
483		Northrop Grumman Corporation		112,336
2,664		PACCAR, Inc.		170,230
822		Raytheon Company		116,724
1,214		Republic Services, Inc.		69,259
1,148		Southwest Airlines Company		57,216
2,683		Steelcase, Inc.		48,026
6,189	*	TransUnion		191,426
752		UniFirst Corporation		108,025
3,168		Union Pacific Corporation		328,458
5,065		United Parcel Service, Inc. - Class "B"		580,652
1,601		United Technologies Corporation		175,502
1,476		Waste Management, Inc.		104,663
				7,671,896
		Information Technology-14.8%
2,379		Accenture, PLC - Class "A"		278,652
216		Activision Blizzard, Inc.		7,800
2,756	*	Akamai Technologies, Inc.		183,770
251	*	Alphabet, Inc. - Class "A"		198,905
3,544		Amphenol Corporation		238,157
2,247		Analog Devices, Inc.		163,177
1,959		ARRIS International, PLC		59,025
2,192	*	Arrow Electronics, Inc.		156,290
3,975		Automatic Data Processing, Inc.		408,550
5,581		Booz Allen Hamilton Holdings Corporation		201,307
5,930		Cisco Systems, Inc.		179,205
1,020	*	CoStar Group, Inc.		192,260
2,184	*	Envestnet, Inc.		76,986
3,610	*	Facebook, Inc. - Class "A"		415,330
1,101	*	FleetCor Technologies, Inc.		155,814
11,391	*	Genpact, Ltd.		277,257
2,594		Global Payments, Inc.		180,050
2,224		Harris Corporation		227,893
8,409		IHS Markit, Ltd.		297,763
3,550	*	Microsemi Corporation		191,593
7,887		Microsoft Corporation		490,098
7,072		Mobileye NV (ADR)		269,585
1,377		Motorola Solutions, Inc.		114,140
3,751	*	Qorvo, Inc.		197,790
6,024		ServiceNow, Inc.		447,824
4,969		Silicon Motion Technology Corporation (ADR)		211,083
2,438		Skyworks Solutions, Inc.		182,021
5,522		SS&C Technologies Holdings, Inc.		157,929
917	*	Synopsys, Inc.		53,975
6,157	*	Trimble, Inc.		185,634
1,173	*	Ultimate Software Group, Inc.		213,897
2,381	*	VeriSign, Inc.		181,123
814	*	Verisk Analytics, Inc.		66,072
7,080		Visa, Inc.		552,382
2,205		Western Digital Corporation		149,830
6,008		Workday, Inc. - Class "A"		397,069
6,122		Zillow Group, Inc. - Class "A"		223,269
6,873	*	Zillow Group, Inc. - Class "C"		250,521
				8,434,026
		Materials-4.5%
1,477		Ball Corporation		110,878
982		Bemis Company, Inc.		46,959
5,684		Celanese Corporation - Series "A"		447,558
3,660		CF Industries Holdings, Inc.		115,217
4,137	*	Constellium NV - Class "A"		24,408
2,569		CRH, PLC (Ireland)		89,599
81,407		Glencore, PLC (United Kingdom)		278,256
5,412		International Paper Company		287,161
9,703	*	Louisiana-Pacific Corporation		183,678
5,142		Methanex Corporation		225,220
20,986	*	Platform Specialty Products Corporation		205,873
1,554		Praxair, Inc.		182,113
2,045		Reliance Steel & Aluminum Company		162,659
405		Sherwin-Williams Company		108,840
1,680		Silgan Holdings, Inc.		85,982
				2,554,401
		Real Estate-2.8%
2,110		American Tower Corporation (REIT)		222,985
5,916		Annaly Mortgage Management (REIT)		58,983
5,137		Columbia Property Trust, Inc. (REIT)		110,959
392		Federal Realty Investment Trust (REIT)		55,707
7,708		Host Hotels & Resorts, Inc. (REIT)		145,219
2,128		PS Buisness Park, Inc. (REIT)		247,955
1,739		Public Storage (REIT)		388,666
12,755		STORE Capital Corporation (REIT)		315,176
700		Taubman Centers, Inc. (REIT)		51,751
				1,597,401
		Telecommunication Services-1.5%
7,295		AT&T, Inc.		310,256
2,000		Nippon Telegraph & Telephone Corporation (Japan)		84,056
8,776		Verizon Communications, Inc.		468,463
				862,775
		Utilities-3.7%
4,737		Alliant Energy Corporation		179,485
1,523		CMS Energy Corporation		63,387
1,682		Dominion Resources, Inc.		128,824
815		DTE Energy Company		80,286
1,736		Duke Energy Corporation		134,748
1,261		Edison International		90,779
1,419		Eversource Energy		78,371
5,071		Exelon Corporation		179,970
2,788		Iberdrola SA		73,129
3,769		OGE Energy Corporation		126,073
4,846		PG&E Corporation		294,491
724		Pinnacle West Capital Corporation		56,494
869		Sempra Energy		87,456
2,535		Southern Company		124,697
6,883		UGI Corporation		317,169
921		Westar Energy, Inc.		51,898
				2,067,257
Total Value of Common Stocks (cost $52,419,993)		95.4%		54,236,989
Other Assets, Less Liabilities		4.6		2,621,220
Net Assets		100.0%		$56,858,209

*	Non-income producing

(a)	Securities fair valued as determined in good faith pursuant to procedures adopted by the Fund's Board of Trustees. At December 31, 2016, the Fund held one security that was fair valued by the Valuation Committee with a value of $21,658 representing 0% of the Fund's net assets.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	PIPE	Private Investment in Public Equity
	REIT	Real Estate Investment Trust

At December 31, 2016, the cost of investments for federal income tax purposes was
$52,715,846. Accumulated net unrealized appreciation on investments was
$1,802,493, consisting of $3,050,784 gross unrealized appreciation and $1,248,291 gross unrealized depreciation.

Portfolio of Investments (unaudited)
HEDGED U.S. EQUITY OPPORTUNITIES FUND
December 31, 2016

	Expriration	Exercise
PUT OPTIONS PURCHASED-.6%	Date	Price	Contracts	Value
S&P 500 Index	3/17/17	1,950.00	16	$14,832
S&P 500 Index	6/16/17	1,950.00	16	46,080
S&P 500 Index	9/15/17	2,025.00	21	124,950
S&P 500 Index	12/15/17	1,975.00	21	143,850
Total Value of Put Options Purchased (cost $536,805)				$329,712

	Expriration	Exercise
PUT OPTIONS WRITTEN-(.3)%	Date	Price	Contracts	Value
S&P 500 Index	3/17/17	1,700.00	16	$(3,160)
S&P 500 Index	6/16/17	1,700.00	16	(16,400)
S&P 500 Index	9/15/17	1,800.00	21	(61,530)
S&P 500 Index	12/15/17	1,750.00	21	(78,015)
Total Value of Put Options Written (premium received $251,445)				$(159,105)

Futures contracts outstanding at December 31, 2016:

Number of			Value at	Value at	Unrealized
Contracts	Type	Expiration	Trade Date	December 31, 2016	Appreciation
82	S&P 500 E-mini	Mar. 2017	$9,226,363	$9,284,143	$57,780
66	Russell 2000 Mini	Mar. 2017	4,530,570	4,583,237	52,667
					110,447

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$54,236,989	$-	$-	$54,236,989

Other Assets
Put Options Purchased	$329,712	$-	$-	$329,712
Futures Contracts	110,447	-	-	110,447
	$440,159	$-	$-	$440,159

Liabilities
Put Options Written	$(159,105)	$-	$-	$(159,105)

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
INTERNATIONAL FUND
December 30, 2016

Shares or
Principal
Amount			Security			Value
			COMMON STOCKS-98.2%
			United Kingdom-17.3%
279,680			British American Tobacco, PLC			$15,929,372
56,107			DCC, PLC			4,176,460
183,377			Diageo, PLC			4,768,498
876,460			Domino's Pizza Group, PLC			3,897,202
84,369			Imperial Brands, PLC			3,683,384
2,075,103			Lloyds Banking Group, PLC			1,598,613
154,214			Reckitt Benckiser Group, PLC			13,087,151
						47,140,680
			United States-13.2%
43,506			Accenture, PLC - Class "A"			5,095,858
89,625			MasterCard, Inc.			9,253,781
169,179			Philip Morris International, Inc.			15,478,187
4,286		*	Priceline Group, Inc.			6,283,533
						36,111,359
			Switzerland-9.0%
548			Chocoladefabriken Lindt & Spruengli AG			2,838,751
117,462			Nestle SA - Registered			8,426,396
43,214			Roche Holding AG - Genusscheine			9,870,938
212,361			UBS Group AG			3,326,287
						24,462,372
			India-8.7%
733,531			HDFC Bank, Ltd.			13,036,468
17,295			HDFC Bank, Ltd. (ADR)			1,049,461
517,771			Housing Development Finance Corporation, Ltd.			9,632,204
						23,718,133
			France-7.7%
252,939			Bureau Veritas SA			4,901,795
35,334			Essilor International SA			3,992,826
7,573			Hermes International			3,108,981
16,098			L'Oreal SA			2,938,370
15,952			LVMH Moet Hennessy Louis Vuitton SE			3,046,057
27,219			Sodexo SA			3,128,818
						21,116,847
			Japan-6.1%
28,610			Daito Trust Construction Company, Ltd.		(a)	4,303,434
121,300			Japan Tobacco, Inc.		(a)	3,989,538
25,000			Shimano, Inc.		(a)	3,922,995
209,000			Unicharm Corporation		(a)	4,573,412
						16,789,379
			Canada-5.7%
177,059			Alimentation Couche-Tard, Inc. - Class "B"			8,028,415
110,800			Canadian National Railway Company			7,456,812
						15,485,227
			Netherlands-4.1%
269,531			Unilever NV-CVA			11,097,818
			Germany-3.4%
105,751			SAP SE			9,218,342
			Spain-3.3%
34,099			Aena SA			4,653,714
225,485			Grifols SA			4,481,312
						9,135,026
			Belgium-3.2%
81,306			Anheuser-Busch InBev SA/NV			8,605,779
			Hong Kong-3.1%
418,025			Link REIT (REIT)			2,716,933
238,007			Tencent Holdings, Ltd.			5,822,416
						8,539,349
			South Africa-2.4%
44,768			Naspers, Ltd.			6,565,343
			Denmark-2.2%
43,605			Coloplast A/S - Series "B"			2,940,752
84,627			Novo Nordisk A/S - Series "B"			3,051,964
						5,992,716
			China-2.0%
61,610		*	Alibaba Group Holding, Ltd. (ADR)			5,409,974
			Mexico-2.0%
70,305			Fomento Economico Mexicano (ADR)			5,357,944
			Australia-1.9%
38,061			CSL, Ltd.			2,757,940
50,027			Ramsay Health Care, Ltd.			2,465,771
						5,223,711
			Ireland-1.7%
44,572			Paddy Power Betfair, PLC			4,762,267
			Brazil-1.2%
662,954			Ambev SA (ADR)			3,255,104
Total Value of Common Stocks (cost $226,344,935)						267,987,370
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.4%
			United States
			Federal Home Loan Bank:
$2,500	M		0.38%, 1/17/2017			2,499,640
1,500	M		0.47%, 2/7/2017			1,499,286
2,000	M		0.48%, 1/9/2017			1,999,876
500	M		0.515%, 2/13/2017			499,721
Total Value of Short-Term U.S. Government Agency Obligations (cost $6,498,252)						6,498,523
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.9%
			United States
2,500	M		U.S. Treasury Bills, 0.4475%, 1/26/2017 (cost $2,499,192)			2,499,343
Total Value of Investments (cost $235,342,379)				101.5%		276,985,236
Excess of Liabilities Over Other Assets				(1.5)		(4,144,082)
Net Assets				100.0%		$272,841,154

*	Non-income producing

(a)	A portion or all of the security purchased on a when-issued or delayed delivery basis.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	REIT	Real Estate Investment Trust

At December 31, 2016, the cost of investments for federal income tax purposes was $235,895,736. Accumulated net unrealized appreciation on investments was $41,089,500, consisting of $50,418,043 gross unrealized appreciation and $9,328,543 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
United Kingdom	$47,140,680	$-	$-	$47,140,680
United States	36,111,359	-	-	36,111,359
Switzerland	24,462,372	-	-	24,462,372
India	23,718,133	-	-	23,718,133
France	21,116,847	-	-	21,116,847
Japan	16,789,379	-	-	16,789,379
Canada	15,485,227	-	-	15,485,227
Netherlands	11,097,818	-	-	11,097,818
Germany	9,218,342	-	-	9,218,342
Spain	9,135,026	-	-	9,135,026
Belgium	8,605,779	-	-	8,605,779
Hong Kong	8,539,349	-	-	8,539,349
South Africa	6,565,343	-	-	6,565,343
Denmark	5,992,716	-	-	5,992,716
China	5,409,974	-	-	5,409,974
Mexico	5,357,944	-	-	5,357,944
Australia	5,223,711	-	-	5,223,711
Ireland	4,762,267	-	-	4,762,267
Brazil	3,255,104	-	-	3,255,104
Short-Term U.S. Government
Agency Obligations	-	6,498,523	-	6,498,523
Short-Term U.S. Government
Obligations	-	2,499,343	-	2,499,343
Total Investments in Securities	$267,987,370	$8,997,866	$-	$276,985,236

During the period ended December 31, 2016, there were no transfers between Level 1 investments and Level 2 investments that had a material inpact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period (see Note 1A). Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
LONG SHORT FUND
December 31, 2016

Shares		Security		Value
		COMMON STOCKS-93.9%
		Consumer Discretionary-12.4%
697	*	Adient, PLC (a)		$40,844
361	*	AutoZone, Inc. (a)		285,114
5,667		Comcast Corporation - Class "A" (a)		391,306
4,362		Lowe's Companies, Inc. (a)		310,225
5,295		VF Corporation (a)		282,488
				1,309,977
		Consumer Staples-8.7%
1,405		Kellogg Company (a)		103,563
3,844		Molson Coors Brewing Company (a)		374,060
5,337		Walgreens Boots Alliance, Inc.		441,690
				919,313
		Energy-3.2%
1,569		EOG Resources, Inc.		158,626
1,058		Pioneer Natural Resources Company (a)		190,514
				349,140
		Financials-17.7%
1,189	*	Aon, PLC		132,609
15,354		Bank of America Corporation (a)		339,323
9,754		Charles Schwab Corporation		384,990
4,001		Comerica, Inc. (a)		272,508
8,911		Intercontinental Exchange, Inc. (a)		502,759
13,411		KeyCorp (a)		245,019
				1,877,208
		Health Care-13.0%
1,036	*	Allergan, PLC (a)		217,570
1,252	*	BioMarin Pharmaceutical, Inc.		103,716
1,515		Bristol-Myers Squibb Company (a)		88,537
2,232	*	Celgene Corporation		258,354
1,037		Humana, Inc. (a)		211,579
578	*	Incyte Corporation (a)		57,956
6,323		Pfizer, Inc.		205,371
1,073		Thermo Fisher Scientific, Inc.		151,400
1,162	*	Vertex Pharmaceuticals, Inc.		85,605
				1,380,088
		Industrials-16.1%
2,568		Caterpillar, Inc. (a)		238,156
2,240		Dover Corporation (a)		167,843
1,504		Honeywell International, Inc. (a)		174,238
7,069		Johnson Controls International, PLC (a)		291,172
1,364		Parker Hannifin Corporation (a)		190,960
2,627		Rockwell Automation, Inc. (a)		353,069
4,902	*	Vantive, Inc. - Class "A" (a)		292,257
				1,707,695
		Information Technology-17.1%
682	*	Alphabet, Inc. - Class "C" (a)		526,381
5,620	*	Applied Materials, Inc. (a)		181,357
6,921		Cisco Systems, Inc.		209,153
7,144	*	eBay, Inc. (a)		212,105
627	*	Facebook, Inc. - Class "A" (a)		72,136
1,397		Fidelity National Information Services		105,669
1,329	*	Red Hat, Inc.		92,631
4,185		Skyworks Solutions, Inc.		312,452
1,365		Visa, Inc. - Class "A" (a)		106,497
				1,818,381
		Materials-3.3%
6,518		International Paper Company (a)		345,845
		Telecommunication Services-2.4%
5,948		AT&T, Inc. (a)		252,968
Total Value of Common Stocks (cost $9,871,956)				9,960,615
		SECURITIES SOLD SHORT-(57.1)%
		Consumer Discretionary-(8.4)%
(15,752)		Ascena Retail Group, Inc.		(97,505)
(1,565)		CalAtlantic Group, Inc.		(53,226)
(461)		Expedia, Inc.		(52,222)
(2,001)		Gap, Inc.		(44,902)
(1,151)		Genuine Parts Company		(109,966)
(860)		McDonald's Corporation		(104,679)
(2,272)		Michaels Companies, Inc.		(46,462)
(34)		NVR, Inc.		(56,746)
(193)		Sherwin-Williams Company		(51,867)
(991)		Starbucks Corporation		(55,020)
(1,553)		Target Corporation		(112,173)
(1,061)		Walt Disney Company		(110,577)
				(895,345)
		Consumer Staples-(4.3)%
(2,474)		Colgate-Palmolive Company		(161,898)
(2,264)		Snyders-Lance, Inc.		(86,802)
(3,046)		Wal-Mart Stores, Inc.		(210,539)
				(459,239)
		Financials-(12.6)%
(1,539)		Aflac, Inc.		(107,114)
(2,896)		Federated Investors, Inc.		(81,899)
(2,145)		Franklin Resources, Inc.		(84,899)
(10,187)		LendingClub Corporation		(53,482)
(6,268)		New York Community Bancorp, Inc.		(99,724)
(1,756)		Progressive Corporation		(62,338)
(1,729)		SunTrust Banks, Inc.		(94,836)
(1,377)		Travelers Companies, Inc.		(168,572)
(3,764)		U.S. Bancorp		(193,357)
(7,111)		Umpqua Holdings Corporation		(133,545)
(2,412)		Voya Financial, Inc.		(94,599)
(4,009)		Waddell & Reed Financial, Inc.		(78,216)
(7,291)		WisdomTree Investments, Inc.		(81,222)
				(1,333,803)
		Health Care-(12.2)%
(1,352)		Amgen, Inc.		(197,676)
(464)		athenahealth, Inc.		(48,799)
(1,178)		Baxter International, Inc.		(52,232)
(724)		DexCom, Inc.		(43,223)
(2,451)		Fresenius Medical Care AG		(103,457)
(1,694)		Glaukos Corporation		(58,104)
(1,702)		Maximus, Inc.		(94,954)
(1,108)		Medidata Solutions, Inc.		(55,034)
(1,296)		Merck & Company, Inc.		(76,295)
(2,700)		Owens & Minor		(95,283)
(1,889)		PAREXEL International Corporation		(124,145)
(388)		Regeneron Pharmaceutical, Inc.		(142,431)
(3,926)		Sanofi (ADR)		(158,767)
(437)		Zimmer Biomet Holdings, Inc.		(45,098)
				(1,295,498)
		Industrials-(4.6)%
(890)		Boeing Company		(138,555)
(717)		C. H. Robinson Worldwide, Inc.		(52,527)
(781)		Carlisle Companies, Inc.		(86,136)
(1,709)		Gentherm, Inc.		(57,850)
(226)		Lockheed Martin Corporation		(56,486)
(1,462)		PACCAR, Inc.		(93,422)
				(484,976)
		Information Technology-(12.7)%
(354)		Alliance Data Systems Corporation		(80,889)
(937)		Ambarella, Inc.		(50,720)
(2,853)		Amdocs, Ltd.		(166,187)
(971)		Check Point Software Technology		(82,011)
(6,042)		Corning, Inc.		(146,639)
(2,337)		Genpact, Ltd.		(56,883)
(3,934)		Infosys Technologies, Ltd.		(58,341)
(1,406)		International Business Machines Corporation		(233,382)
(512)		Intuit, Inc.		(58,680)
(2,857)		Oracle Corporation		(109,852)
(2,326)		PayPal Holdings, Inc.		(91,807)
(5,870)		Teradata Corporation		(159,488)
(1,116)		WebMD Health Corporation		(55,320)
				(1,350,199)
		Materials-(.7)%
(1,606)		Sealed Air Corporation		(72,816)
		Real Estate-(1.6)%
(3,536)		CBRE Group, Inc. - Class "A"		(111,349)
(1,255)		Lennar Corporation		(53,877)
				(165,226)
Total Value of Securities Sold Short (cost $6,003,883)				(6,057,102)
Total Value of Investments (cost $3,868,073)			36.8%	3,903,513
Other Assets, Less Liabilities			63.2	6,710,489
Net Assets			100.0%	$10,614,002

*	Non-income producing

(a)	A portion or all of the security has been pledged to cover
collateral requirements on securities sold short.

Summary of Abbreviations:
	ADR	American Depositary Receipts

At December 31, 2016, the cost of investments for federal income tax purposes was $3,868,073. Accumulated net unrealized appreciation on investments was
$35,440, consisting of $290,255 gross unrealized appreciation and $254,815 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$9,960,615	$-	$-	$9,960,615

Liabilities
Securities Sold Short*	$(6,057,102)	$-	$-	$(6,057,102)

* The Portfolio of Investments provides information on the industry categorization for common stocks and securities sold short.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
OPPORTUNITY FUND
December 31, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-96.9%
			Consumer Discretionary-23.4%
257,400		*	Acushnet Holdings Corporation	$5,073,354
245,000			American Eagle Outfitters, Inc.	3,716,650
51,500			ARAMARK Holdings Corporation	1,839,580
175,000		*	Belmond, Ltd. - Class "A"	2,336,250
130,000			Big Lots, Inc.	6,527,300
181,500			BorgWarner, Inc.	7,158,360
57,700			Caleres, Inc.	1,893,714
200,000			Delphi Automotive, PLC	13,470,000
366,000			DSW, Inc. - Class "A"	8,289,900
90,000			Foot Locker, Inc.	6,380,100
200,000		*	Fox Factory Holding Corporation	5,550,000
34,200			Group 1 Automotive, Inc.	2,665,548
80,000			Harman International Industries, Inc.	8,892,800
110,000		*	Helen of Troy, Ltd.	9,289,500
126,700			L Brands, Inc.	8,341,928
75,000			Lear Corporation	9,927,750
80,000		*	LKQ Corporation	2,452,000
165,000			Magna International, Inc.	7,161,000
315,000		*	Michaels Companies, Inc.	6,441,750
658,770			Newell Brands, Inc.	29,414,080
65,000			Nordstrom, Inc.	3,115,450
123,500			Oxford Industries, Inc.	7,426,055
195,800			Penske Automotive Group, Inc.	10,150,272
25,000			Ralph Lauren Corporation	2,258,000
245,100			Ruth's Hospitality Group, Inc.	4,485,330
255,000		*	Select Comfort Corporation	5,768,100
308,000		*	ServiceMaster Global Holdings, Inc.	11,602,360
393,400			Stein Mart, Inc.	2,155,832
420,000		*	TRI Pointe Group, Inc.	4,821,600
215,000			Tupperware Brands Corporation	11,313,300
45,500			Whirlpool Corporation	8,270,535
475,000		*	William Lyon Homes - Class "A"	9,039,250
70,000			Wyndham Worldwide Corporation	5,345,900
				232,573,548
			Consumer Staples-5.8%
82,300			AdvancePierre Foods Holdings, Inc.	2,450,894
135,700			B&G Foods, Inc.	5,943,660
90,000		*	Herbalife, Ltd.	4,332,600
440,625			Koninklijke Ahold Delhaize NV (ADR)	9,248,719
20,800			McCormick & Company, Inc.	1,941,264
116,800			Nu Skin Enterprises, Inc. - Class "A"	5,580,704
250,000			Pinnacle Foods, Inc.	13,362,500
98,700			Tootsie Roll Industries, Inc.	3,923,325
45,000			Tyson Foods, Inc. - Class "A"	2,775,600
285,100		*	U.S. Foods Holding Corporation	7,834,548
				57,393,814
			Energy-2.9%
30,100		*	Dril-Quip, Inc.	1,807,505
80,000			EOG Resources, Inc.	8,088,000
90,000			EQT Corporation	5,886,000
85,000			Hess Corporation	5,294,650
80,000			National Oilwell Varco, Inc.	2,995,200
180,000			PBF Energy, Inc. - Class "A"	5,018,400
				29,089,755
			Financials-15.3%
68,000			Ameriprise Financial, Inc.	7,543,920
220,000			Berkshire Hills Bancorp, Inc.	8,107,000
480,000			Citizens Financial Group, Inc.	17,102,400
230,000			Discover Financial Services	16,580,700
400,000			Financial Select Sector SPDR Fund (ETF)	9,300,000
150,500			First Republic Bank	13,867,070
91,250			Great Western Bancorp, Inc.	3,977,587
120,000			iShares Core S&P Mid-Cap ETF (ETF)	19,840,800
160,000			iShares Russell 2000 ETF (ETF)	21,576,000
120,000			NASDAQ, Inc.	8,054,400
220,000			National General Holdings Corporation	5,497,800
225,000			SPDR S&P Regional Banking (ETF)	12,503,250
210,600			Sterling Bancorp	4,928,040
170,000			Waddell & Reed Financial, Inc. - Class "A"	3,316,700
				152,195,667
			Health Care-13.1%
50,000		*	Allergan, PLC	10,500,500
135,000		*	AMN Healthcare Services, Inc.	5,190,750
225,000		*	Centene Corporation	12,714,750
100,000		*	Charles River Laboratories International, Inc.	7,619,000
75,000			Dentsply Sirona, Inc.	4,329,750
40,000		*	Envision Healthcare Corporation	2,531,600
140,000			Gilead Sciences, Inc.	10,025,400
151,200			Hill-Rom Holdings, Inc.	8,488,368
70,000			McKesson Corporation	9,831,500
3,000		*	Patheon NV	86,130
51,500			Perrigo Company, PLC	4,286,345
350,500			Phibro Animal Health Corporation - Class "A"	10,269,650
230,000		*	Prestige Brands Holdings, Inc.	11,983,000
75,000			Quest Diagnostics, Inc.	6,892,500
115,000			Thermo Fisher Scientific, Inc.	16,226,500
50,000		*	VCA, Inc.	3,432,500
255,000		*	VWR Corporation	6,382,650
				130,790,893
			Industrials-10.4%
260,000			A.O. Smith Corporation	12,311,000
160,300			ESCO Technologies, Inc.	9,080,995
65,000			Ingersoll-Rand, PLC	4,877,600
224,100			ITT, Inc.	8,643,537
82,500			J.B. Hunt Transport Services, Inc.	8,008,275
247,200			Korn/Ferry International	7,275,096
122,700			ManpowerGroup, Inc.	10,904,349
84,600			Masco Corporation	2,675,052
85,200			Nielsen Holdings, PLC	3,574,140
82,500			Regal Beloit Corporation	5,713,125
29,000			Roper Technologies, Inc.	5,309,320
95,000			Snap-On, Inc.	16,270,650
45,000			Stanley Black & Decker, Inc.	5,161,050
265,700			Triton International, Ltd.	4,198,060
				104,002,249
			Information Technology-12.5%
429,000		*	ARRIS International, PLC	12,925,770
60,000			Broadcom, Ltd.	10,606,200
90,000		*	Fiserv, Inc.	9,565,200
90,000			Juniper Networks, Inc.	2,543,400
130,000			Lam Research Corporation	13,744,900
25,200			Methode Electronics, Inc.	1,042,020
40,000		*	NETGEAR, Inc.	2,174,000
270,000			Sabre Corporation	6,736,500
165,500			Silicon Motion Technology Corporation (ADR)	7,030,440
445,500			Symantec Corporation	10,642,995
14,300		*	Synchronoss Technologies, Inc.	547,690
36,900			TE Connectivity, Ltd.	2,556,432
275,000			Technology Select Sector SPDR Fund (ETF)	13,299,000
628,000			Travelport Worldwide, Ltd.	8,854,800
215,000			Western Digital Corporation	14,609,250
88,400		*	Zebra Technologies Corporation - Class "A"	7,581,184
				124,459,781
			Materials-5.9%
165,000		*	Berry Plastics Group, Inc.	8,040,450
185,600		*	Ferro Corporation	2,659,648
105,000			FMC Corporation	5,938,800
320,000		*	Louisiana-Pacific Corporation	6,057,600
40,000			Praxair, Inc.	4,687,600
225,000			Sealed Air Corporation	10,201,500
470,580		*	Summit Materials, Inc. - Class "A"	11,195,098
165,000			Trinseo SA	9,784,500
				58,565,196
			Real Estate-4.6%
430,000			Brixmor Property Group, Inc. (REIT)	10,500,600
150,000			Douglas Emmett, Inc. (REIT)	5,484,000
45,000			Federal Realty Investment Trust (REIT)	6,394,950
625,000			FelCor Lodging Trust, Inc. (REIT)	5,006,250
55,658			Real Estate Select Sector SPDR Fund (ETF)	1,711,484
618,644			Sunstone Hotel Investors, Inc. (REIT)	9,434,321
217,500			Tanger Factory Outlet Centers, Inc. (REIT)	7,782,150
				46,313,755
			Utilities-3.0%
4,100			Black Hills Corporation	251,494
69,000			NiSource, Inc.	1,527,660
144,800			Portland General Electric Company	6,274,184
135,000			SCANA Corporation	9,892,800
200,000			WEC Energy Group, Inc.	11,730,000
				29,676,138
Total Value of Common Stocks (cost $686,814,336)				965,060,796
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-2.8%
			Federal Home Loan Bank:
$5,000	M		0.46%, 1/18/2017	4,999,230
1,500	M		0.47%, 2/7/2017	1,499,286
13,000	M		0.5%, 1/27/2017	12,996,789
8,000	M		0.515%, 2/13/2017	7,995,536
Total Value of Short-Term U.S. Government Agency Obligations (cost $27,488,193)				27,490,841
			SHORT-TERM U.S. GOVERNMENT OBLIGATIONS-.3%
3,000	M		U.S. Treasury Bills, 0.4475%, 1/26/2017 (cost $2,999,030)	2,999,211
Total Value of Investments (cost $717,301,559)			100.0%	995,550,848
Other Assets, Less Liabilities			.0	47,888
Net Assets			100.0%	$995,598,736

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust

At December 31, 2016, the cost of investments for federal income tax purposes was $717,459,522. Accumulated net unrealized appreciation on investments was $278,091,326, consisting of $297,094,988 gross unrealized appreciation and $19,003,662 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$965,060,796	$-	$-	$965,060,796
Short-Term U.S Government
Agency Obligations	-	27,490,841	-	27,490,841
Short-Term U.S Government
Obligations	-	2,999,211	-	2,999,211
Total Investments in Securities*	$965,060,796	$30,490,052	$-	$995,550,848

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SELECT GROWTH FUND
December 31, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.4%
			Consumer Discretionary-14.2%
122,700			Dick's Sporting Goods, Inc.	$6,515,370
612,100			Gentex Corporation	12,052,249
113,000			Home Depot, Inc.	15,151,040
211,900			Nordstrom, Inc.	10,156,367
146,300			Target Corporation	10,567,249
122,500			Wyndham Worldwide Corporation	9,355,325
				63,797,600
			Consumer Staples-8.6%
115,500			Clorox Company	13,862,310
264,000			Sysco Corporation	14,617,680
147,600			Wal-Mart Stores, Inc.	10,202,112
				38,682,102
			Energy-4.9%
44,200			Chevron Corporation	5,202,340
47,800			ExxonMobil Corporation	4,314,428
72,700			Helmerich & Payne, Inc.	5,626,980
196,800			SM Energy Company	6,785,664
				21,929,412
			Financials-10.1%
243,900			Bank of New York Mellon Corporation	11,555,982
128,800			Discover Financial Services	9,285,192
187,800			SunTrust Banks, Inc.	10,300,830
55,400			Travelers Companies, Inc.	6,782,068
187,900			Voya Financial, Inc.	7,369,438
				45,293,510
			Health Care-17.4%
229,300			Baxter International, Inc.	10,167,162
64,400			C.R. Bard, Inc.	14,468,104
186,400		*	Centene Corporation	10,533,464
330,300		*	Hologic, Inc.	13,251,636
57,500			Johnson & Johnson	6,624,575
173,300			Merck & Company, Inc.	10,202,171
170,500		*	Quintiles Transnational Holdings, Inc.	12,966,525
				78,213,637
			Industrials-13.7%
125,600			Cintas Corporation	14,514,336
78,500			General Dynamics Corporation	13,553,810
320,300			Masco Corporation	10,127,886
93,200			Parker-Hannifin Corporation	13,048,000
364,800		*	USG Corporation	10,535,424
				61,779,456
			Information Technology-29.5%
148,000		*	Adobe Systems, Inc.	15,236,600
13,600		*	Alphabet, Inc. - Class "A"	10,777,320
164,300		*	Arista Networks, Inc.	15,899,311
568,600		*	Cadence Design Systems, Inc.	14,340,092
152,300		*	Citrix Systems, Inc.	13,601,913
120,000		*	Facebook, Inc. - Class "A"	13,806,000
65,200		*	FleetCor Technologies, Inc.	9,227,104
312,800			NetApp, Inc.	11,032,456
170,200		*	Red Hat, Inc.	11,862,940
349,000		*	Take-Two Interactive Software	17,202,210
				132,985,946
Total Value of Common Stocks (cost $383,843,273)				442,681,663
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.4%
			Federal Home Loan Bank:
$1,500	M		0.39%, 1/12/2017	1,499,861
3,000	M		0.47%, 2/7/2017	2,998,572
2,000	M		0.515%, 2/13/2017	1,998,884
Total Value of Short-Term U.S. Government Agency Obligations (cost $6,479,057)				6,497,317
Total Value of Investments (cost $390,340,330)			99.8%	449,178,980
Other Assets, Less Liabilities			.2	808,566
Net Assets			100.0%	$449,987,546

*	Non-income producing

At December 31, 2016, the cost of investments for federal income tax purposes was $390,341,887. Accumulated net unrealized appreciation on investments was $58,837,093, consisting of $70,583,104 gross unrealized appreciation and $11,746,011 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$442,681,663	$-	$-	$442,681,663
Short-Term U.S Government
Agency Obligations	-	6,497,317	-	6,497,317
Total Investments in Securities*	$442,681,663	$6,497,317	$-	$449,178,980

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
SPECIAL SITUATIONS FUND
December 31, 2016

Shares or
Principal
Amount			Security	Value
			COMMON STOCKS-98.3%
			Consumer Discretionary-17.5%
274,500		*	1-800-FLOWERS.COM, Inc. - Class "A"	$2,937,150
121,300		*	Acushnet Holdings Corporation	2,390,823
175,000			American Eagle Outfitters, Inc.	2,654,750
195,000		*	Belmond, Ltd. - Class "A"	2,603,250
85,000			Caleres, Inc.	2,789,700
290,000		*	Century Communities, Inc.	6,090,000
155,500			DSW, Inc. - Class "A"	3,522,075
277,000			Entravision Communications Corporation - Class "A"	1,939,000
353,500		*	Fox Factory Holding Corporation	9,809,625
29,000			Group 1 Automotive, Inc.	2,260,260
27,000			Harman International Industries, Inc.	3,001,320
189,000		*	Live Nation Entertainment, Inc.	5,027,400
104,000		*	Michaels Companies, Inc.	2,126,800
99,000		*	Motorcar Parts of America, Inc.	2,665,080
96,500		*	Nautilus, Inc.	1,785,250
163,000			Newell Brands, Inc.	7,277,950
77,000			Oxford Industries, Inc.	4,630,010
122,000			Penske Automotive Group, Inc.	6,324,480
210,500			Regal Entertainment Group - Class "A"	4,336,300
250,500			Ruth's Hospitality Group, Inc.	4,584,150
192,500		*	ServiceMaster Global Holdings, Inc.	7,251,475
335,000		*	TRI Pointe Group, Inc.	3,845,800
63,000			Tupperware Brands Corporation	3,315,060
54,000		*	Visteon Corporation	4,338,360
190,000		*	William Lyon Homes - Class "A"	3,615,700
				101,121,768
			Consumer Staples-2.6%
18,000			AdvancePierre Foods Holdings, Inc.	536,040
122,000			Pinnacle Foods, Inc.	6,520,900
90,000			Tootsie Roll Industries, Inc.	3,577,500
162,000		*	U.S. Foods Holding Corporation	4,451,760
				15,086,200
			Energy-1.8%
42,500			Delek U.S. Holdings, Inc.	1,022,975
50,200		*	Dril-Quip, Inc.	3,014,510
92,500			PBF Energy, Inc. - Class "A"	2,578,900
101,500			Western Refining, Inc.	3,841,775
				10,458,160
			Financials-20.8%
145,000			AllianceBernstein Holding, LP (MLP)	3,400,250
148,000			American Financial Group, Inc.	13,041,760
99,000			Aspen Insurance Holdings, Ltd.	5,445,000
176,000		*	Atlas Financial Holdings, Inc.	3,176,800
209,500			Berkshire Hills Bancorp, Inc.	7,720,075
144,000			Brown & Brown, Inc.	6,459,840
72,000		*	Capstar Financial Holdings, Inc.	1,581,120
151,500			Citizens Financial Group, Inc.	5,397,945
36,000			Endurance Specialty Holdings, Ltd.	3,326,400
14,100		*	FB Financial Corporation	365,895
99,000		*	FCB Financial Holdings, Inc. - Class "A"	4,722,300
306,500			Financial Select Sector SPDR Fund (ETF)	7,126,125
113,000			Great Western Bancorp, Inc.	4,925,670
178,500		*	Green Bancorp, Inc.	2,713,200
86,000			Guaranty Bancorp	2,081,200
31,800			iShares Russell 2000 ETF (ETF)	4,288,230
192,500			OceanFirst Financial Corporation	5,780,775
91,500			Prosperity Bancshares, Inc.	6,567,870
3,200			QCR Holdings, Inc.	138,560
83,500			Simmons First National Corporation - Class "A"	5,189,525
141,000			SPDR S&P Regional Banking (ETF)	7,835,370
457,500			Sterling Bancorp	10,705,500
347,000			TCF Financial Corporation	6,797,730
50,000			Waddell & Reed Financial, Inc. - Class "A"	975,500
				119,762,640
			Health Care-10.3%
63,000		*	ANI Pharmaceuticals, Inc.	3,819,060
22,000		*	Cambrex Corporation	1,186,900
151,000		*	Centene Corporation	8,533,010
40,000		*	Charles River Laboratories International, Inc.	3,047,600
150,000		*	DepoMed, Inc.	2,703,000
105,500			Hill-Rom Holdings, Inc.	5,922,770
33,500		*	ICON, PLC	2,519,200
60,500		*	Integra LifeSciences Holdings Corporation	5,190,295
26,000		*	LivaNova, PLC	1,169,220
115,500			PerkinElmer, Inc.	6,023,325
178,500			Phibro Animal Health Corporation - Class "A"	5,230,050
148,000		*	Surgical Care Affilates, Inc.	6,847,960
42,500		*	VCA, Inc.	2,917,625
163,000		*	VWR Corporation	4,079,890
				59,189,905
			Industrials-12.6%
180,000			A.O. Smith Corporation	8,523,000
73,500			Comfort Systems USA, Inc.	2,447,550
133,500			ESCO Technologies, Inc.	7,562,775
172,000			ITT, Inc.	6,634,040
153,400			Kforce, Inc.	3,543,540
349,800		*	NCI Building Systems, Inc.	5,474,370
121,000			Orbital ATK, Inc.	10,615,330
72,000		*	Patrick Industries, Inc.	5,493,600
78,500			Regal Beloit Corporation	5,436,125
63,000			Snap-On, Inc.	10,790,010
44,000			Standex International Corporation	3,865,400
154,000			Triton International, Ltd.	2,433,200
				72,818,940
			Information Technology-14.8%
233,600		*	ARRIS International, PLC	7,038,368
156,200		*	Autobytel, Inc.	2,100,890
24,500			CDW Corporation	1,276,205
159,500		*	CommScope Holding Company, Inc.	5,933,400
77,000			Hackett Group, Inc.	1,359,820
49,000		*	IAC/InterActiveCorp	3,174,710
41,000			Lam Research Corporation	4,334,930
101,500		*	Lumentum Holdings, Inc.	3,922,975
150,500		*	Microsemi Corporation	8,122,485
95,000			MKS Instruments, Inc.	5,643,000
59,000		*	NetScout Systems, Inc.	1,858,500
200,000		*	Oclaro, Inc.	1,790,000
277,500		*	Orbotech, Ltd.	9,271,275
152,500		*	Perficient, Inc.	2,667,225
142,500			Silicon Motion Technology Corporation (ADR)	6,053,400
131,000		*	Synchronoss Technologies, Inc.	5,017,300
282,500			Travelport Worldwide, Ltd.	3,983,250
100,500			Western Digital Corporation	6,828,975
58,000		*	Zebra Technologies Corporation - Class "A"	4,974,080
				85,350,788
			Materials-8.1%
110,500			AptarGroup, Inc.	8,116,225
91,900		*	Berry Plastics Group, Inc.	4,478,287
390,500		*	Ferro Corporation	5,595,865
119,500		*	Louisiana-Pacific Corporation	2,262,135
63,000			Sealed Air Corporation	2,856,420
56,500			Sensient Technologies Corporation	4,439,770
244,500		*	Summit Materials, Inc.- Class "A"	5,816,655
158,000			Trinseo SA	9,369,400
68,000			WestRock Company	3,452,360
				46,387,117
			Real Estate-6.7%
240,000			Brixmor Property Group, Inc. (REIT)	5,860,800
181,000			Douglas Emmett, Inc. (REIT)	6,617,360
51,500			Federal Realty Investment Trust (REIT)	7,318,665
403,500			FelCor Lodging Trust, Inc. (REIT)	3,232,035
361,000			Sunstone Hotel Investors, Inc. (REIT)	5,505,250
189,000			Tanger Factory Outlet Centers, Inc. (REIT)	6,762,420
133,500			Urstadt Biddle Properties, Inc. - Class "A" (REIT)	3,218,685
				38,515,215
			Utilities-3.1%
45,000			Pinnacle West Capital Corporation	3,511,350
109,500			Portland General Electric Company	4,744,635
69,500			SCANA Corporation	5,092,960
78,500			WEC Energy Group, Inc.	4,604,025
				17,952,970
Total Value of Common Stocks (cost $434,194,525)				566,643,703
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-1.6%
			Federal Home Loan Bank:
$4,000	M		0.39%, 1/12/2017	3,999,628
2,000	M		0.46%, 1/18/2017	1,999,692
3,000	M		0.5%, 1/27/2017	2,999,259
Total Value of Short-Term U.S. Government Agency Obligations (cost $8,997,895)				8,998,579
Total Value of Investments (cost $443,192,420)			99.9%	575,642,282
Other Assets, Less Liabilities			.1	577,395
Net Assets			100.0%	$576,219,677

*	Non-income producing

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	MLP	Master Limited Partnership
	REIT	Real Estate Investment Trust

At December 31, 2016, the cost of investments for federal income tax purposes was $443,751,532. Accumulated net unrealized appreciation on investments was $131,890,750, consisting of $142,641,784 gross unrealized appreciation and $10,751,034 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$566,643,703	$-	$-	$566,643,703
Short-Term U.S Government
Agency Obligations	-	8,998,579	-	8,998,579
Total Investments in Securities*	$566,643,703	$8,998,579	$-	$575,642,282

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016.
Transfers, if any, between Levels are recognized at the end of the reporting period.

Portfolio of Investments (unaudited)
TOTAL RETURN FUND
December 31, 2016

Shares or
Principal
Amount			Security		Value
			COMMON STOCKS-59.8%
			Consumer Discretionary-11.2%
94,200		*	Acushnet Holdings Corporation		$1,856,682
12,197		*	Adient, PLC		714,744
81,900			American Eagle Outfitters, Inc.		1,242,423
22,700			ARAMARK Holdings Corporation		810,844
58,700			Big Lots, Inc.		2,947,327
84,130			BorgWarner, Inc.		3,318,087
127,375			CBS Corporation - Class "B"		8,103,597
85,100			Delphi Automotive, PLC		5,731,485
132,700			DSW, Inc. - Class "A"		3,005,655
30,660			Foot Locker, Inc.		2,173,487
201,950			Ford Motor Company		2,449,653
33,860			Harman International Industries, Inc.		3,763,878
53,830			Home Depot, Inc.		7,217,526
133,773			Johnson Controls International, PLC		5,510,110
66,845			L Brands, Inc.		4,401,075
32,500			Lear Corporation		4,302,025
69,700			Magna International, Inc.		3,024,980
76,100		*	Michaels Companies, Inc.		1,556,245
284,522			Newell Brands, Inc.		12,703,907
49,700			Oxford Industries, Inc.		2,988,461
58,200			Penske Automotive Group, Inc.		3,017,088
84,300		*	Select Comfort Corporation		1,906,866
150,700			Stein Mart, Inc.		825,836
91,910			Tupperware Brands Corporation		4,836,304
48,800			Walt Disney Company		5,085,936
19,675			Whirlpool Corporation		3,576,325
31,290			Wyndham Worldwide Corporation		2,389,617
					99,460,163
			Consumer Staples-5.7%
17,900			AdvancePierre Foods Holdings, Inc.		533,062
146,350			Altria Group, Inc.		9,896,187
44,100			B&G Foods, Inc.		1,931,580
105,890			Coca-Cola Company		4,390,199
87,960			CVS Health Corporation		6,940,924
168,530			Koninklijke Ahold Delhaize NV (ADR)		3,537,445
49,600			Nu Skin Enterprises, Inc. - Class "A"		2,369,888
49,360			PepsiCo, Inc.		5,164,537
90,310			Philip Morris International, Inc.		8,262,462
31,400			Procter & Gamble Company		2,640,112
21,200			Tyson Foods, Inc. - Class "A"		1,307,616
46,870			Wal-Mart Stores, Inc.		3,239,654
					50,213,666
			Energy-3.7%
37,375			Anadarko Petroleum Corporation		2,606,159
9,400			Chevron Corporation		1,106,380
61,800			ConocoPhillips		3,098,652
51,575			Devon Energy Corporation		2,355,430
59,902			ExxonMobil Corporation		5,406,755
26,500			Hess Corporation		1,650,685
80,101			Marathon Oil Corporation		1,386,548
102,250			Marathon Petroleum Corporation		5,148,287
26,150			Occidental Petroleum Corporation		1,862,665
31,000			PBF Energy, Inc. - Class "A"		864,280
34,450			Phillips 66		2,976,825
14,700			Schlumberger, Ltd.		1,234,065
105,660			Suncor Energy, Inc.		3,454,025
					33,150,756
			Financials-8.5%
69,170			American Express Company		5,124,114
68,600			American International Group, Inc.		4,480,266
46,825			Ameriprise Financial, Inc.		5,194,765
39,100			Chubb, Ltd.		5,165,892
157,300			Citizens Financial Group, Inc.		5,604,599
97,610			Discover Financial Services		7,036,705
167,600			Financial Select Sector SPDR Fund (ETF)		3,896,700
4,500			iShares Core S&P Mid-Cap ETF (ETF)		744,030
24,600			iShares Russell 2000 ETF (ETF)		3,317,310
119,380			JPMorgan Chase & Company		10,301,300
70,400			MetLife, Inc.		3,793,856
15,730			Morgan Stanley		664,592
44,625			PNC Financial Services Group, Inc.		5,219,340
75,900			SPDR S&P Regional Banking (ETF)		4,217,763
107,345			U.S. Bancorp		5,514,313
86,120			Wells Fargo & Company		4,746,073
					75,021,618
			Health Care-9.7%
127,360			Abbott Laboratories		4,891,898
99,500			AbbVie, Inc.		6,230,690
11,076		*	Allergan, PLC		2,326,071
72,500		*	AMN Healthcare Services, Inc.		2,787,625
49,569			Baxter International, Inc.		2,197,889
28,300			Cardinal Health, Inc.		2,036,751
30,700		*	Centene Corporation		1,734,857
48,832		*	Express Scripts Holding Company		3,359,153
96,680			Gilead Sciences, Inc.		6,923,255
27,300			Hill-Rom Holdings, Inc.		1,532,622
81,400			Johnson & Johnson		9,378,094
2,791		*	Mallinckrodt, PLC		139,048
18,050			McKesson Corporation		2,535,123
39,000			Medtronic, PLC		2,777,970
99,745			Merck & Company, Inc.		5,871,987
37,225		*	Mylan NV (ADR)		1,420,134
266,729			Pfizer, Inc.		8,663,358
93,475			Phibro Animal Health Corporation - Class "A"		2,738,818
19,515			Shire, PLC (ADR)		3,324,966
66,195			Thermo Fisher Scientific, Inc.		9,340,115
68,600		*	VWR Corporation		1,717,058
78,215			Zoetis, Inc.		4,186,849
					86,114,331
			Industrials-5.1%
41,585			3M Company		7,425,833
108,350			General Electric Company		3,423,860
63,000			Honeywell International, Inc.		7,298,550
16,000			Ingersoll-Rand, PLC		1,200,640
69,160			ITT, Inc.		2,667,501
59,000			Koninklijke Philips NV (ADR)		1,803,630
6,020			Lockheed Martin Corporation		1,504,639
38,400			ManpowerGroup, Inc.		3,412,608
27,000			Nielsen Holdings, PLC		1,132,650
38,330			Snap-On, Inc.		6,564,779
10,400			Stanley Black & Decker, Inc.		1,192,776
33,930			Textainer Group Holdings, Ltd.		252,779
124,800			Triton International, Ltd.		1,971,840
46,030			United Technologies Corporation		5,045,809
					44,897,894
			Information Technology-10.6%
93,905			Apple, Inc.		10,876,077
132,200			Applied Materials, Inc.		4,266,094
156,875		*	ARRIS International, PLC		4,726,644
23,625			Broadcom, Ltd.		4,176,191
270,300			Cisco Systems, Inc.		8,168,466
32,568		*	Dell Technologies, Inc. - Class "V"		1,790,263
76,200		*	eBay, Inc.		2,262,378
266,505			HP Enterprise Company		6,166,926
175,675			Intel Corporation		6,371,732
22,800			International Business Machines Corporation		3,784,572
35,680			Methode Electronics, Inc.		1,475,368
190,085			Microsoft Corporation		11,811,882
37,340		*	NXP Semiconductors NV		3,659,693
106,790			Oracle Corporation		4,106,076
96,620			QUALCOMM, Inc.		6,299,624
83,100			Sabre Corporation		2,073,345
183,950			Symantec Corporation		4,394,566
23,610			TE Connectivity, Ltd.		1,635,701
83,300			Travelport Worldwide, Ltd.		1,174,530
63,372			Western Digital Corporation		4,306,127
					93,526,255
			Materials-1.6%
53,900			International Paper Company		2,859,934
95,400		*	Louisiana-Pacific Corporation		1,805,922
17,930			Praxair, Inc.		2,101,217
41,310			RPM International, Inc.		2,223,717
85,600			Sealed Air Corporation		3,881,104
25,585			Trinseo SA		1,517,191
					14,389,085
			Real Estate-1.5%
175,825			Brixmor Property Group, Inc. (REIT)		4,293,646
23,320			Real Estate Select Sector SPDR Fund (ETF)		717,090
200,413			Sunstone Hotel Investors, Inc. (REIT)		3,056,298
74,100			Tanger Factory Outlet Centers, Inc. (REIT)		2,651,298
112,430			Urstadt Biddle Properties, Inc. - Class "A" (REIT)		2,710,687
					13,429,019
			Telecommunication Services-1.6%
158,400			AT&T, Inc.		6,736,752
130,725			Verizon Communications, Inc.		6,978,101
					13,714,853
			Utilities-.6%
133,400			Exelon Corporation		4,734,366
24,445			NiSource, Inc.		541,212
					5,275,578
Total Value of Common Stocks (cost $355,971,320)					529,193,218
			CORPORATE BONDS-20.9%
			Aerospace/Defense-.2%
$1,500	M		Rolls-Royce, PLC, 3.625%, 10/14/2025	(a)	1,502,997
			Agricultural Products-.1%
1,100	M		Cargill, Inc., 6%, 11/27/2017	(a)	1,145,012
			Automotive-.2%
2,000	M		O'Reilly Automotive, Inc., 3.55%, 3/15/2026		1,990,792
			Chemicals-.7%
2,000	M		Agrium, Inc., 3.375%, 3/15/2025		1,940,718
2,000	M		Dow Chemical Co., 4.25%, 11/15/2020		2,120,050
2,100	M		LyondellBasell Industries NV, 6%, 11/15/2021		2,383,973
					6,444,741
			Consumer Non-Durables-.3%
2,000	M		Newell Brands, Inc., 4.2%, 4/1/2026		2,089,904
			Energy-1.7%
1,600	M		Canadian Oil Sands, Ltd., 7.75%, 5/15/2019	(a)	1,771,144
1,000	M		DCP Midstream Operating, LP, 2.5%, 12/1/2017		997,500
1,500	M		Enbridge Energy Partners, LP, 4.2%, 9/15/2021		1,562,634
			Kinder Morgan Energy Partners, LP:
1,000	M		3.5%, 3/1/2021		1,016,180
1,100	M		3.45%, 2/15/2023		1,092,645
1,000	M		Magellan Midstream Partners, LP, 5%, 3/1/2026		1,098,556
1,600	M		Nabors Industries, Inc., 6.15%, 2/15/2018		1,664,000
1,000	M		ONEOK Partners, LP, 3.375%, 10/1/2022		1,005,425
1,500	M		Spectra Energy, LLC, 6.2%, 4/15/2018		1,568,616
1,000	M		Suncor Energy, Inc., 6.1%, 6/1/2018		1,059,094
1,600	M		Valero Energy Corp., 9.375%, 3/15/2019		1,843,493
					14,679,287
			Financial Services-2.8%
1,100	M		American Express Co., 7%, 3/19/2018		1,169,303
			American International Group, Inc.:
1,000	M		3.75%, 7/10/2025		1,008,231
1,000	M		4.7%, 7/10/2035		1,039,586
1,000	M		Ameriprise Financial, Inc., 5.3%, 3/15/2020		1,084,392
1,000	M		Assured Guaranty U.S. Holding, Inc., 5%, 7/1/2024		1,057,769
1,100	M		BlackRock, Inc., 5%, 12/10/2019		1,195,146
			ERAC USA Finance, LLC:
1,000	M		6.375%, 10/15/2017	(a)	1,036,344
1,000	M		4.5%, 8/16/2021	(a)	1,067,940
1,000	M		3.3%, 10/15/2022	(a)	1,003,374
2,000	M		Ford Motor Credit Co., LLC, 8.125%, 1/15/2020		2,307,936
			General Electric Capital Corp.:
1,000	M		4.65%, 10/17/2021		1,097,650
1,500	M		6.75%, 3/15/2032		1,999,788
2,100	M		Key Bank NA, 3.4%, 5/20/2026		2,043,298
2,000	M		Liberty Mutual Group, Inc., 4.95%, 5/1/2022	(a)	2,184,796
1,000	M		Protective Life Corp., 7.375%, 10/15/2019		1,133,348
2,000	M		Prudential Financial, Inc., 7.375%, 6/15/2019		2,252,692
2,000	M		State Street Corp., 3.55%, 8/18/2025		2,049,790
					24,731,383
			Financials-5.6%
			Bank of America Corp.:
3,600	M		4.1%, 7/24/2023		3,765,960
1,000	M		5.875%, 2/7/2042		1,212,937
			Barclays Bank, PLC:
1,100	M		6.75%, 5/22/2019		1,210,065
1,000	M		5.125%, 1/8/2020		1,064,773
1,000	M		Capital One Financial Corp., 3.75%, 4/24/2024		1,014,614
			Citigroup, Inc.:
3,600	M		6.125%, 11/21/2017		3,739,799
1,000	M		8.5%, 5/22/2019		1,141,462
1,000	M		4.5%, 1/14/2022		1,067,377
1,500	M		Deutsche Bank AG, 3.7%, 5/30/2024		1,460,980
1,000	M		Fifth Third Bancorp, 3.5%, 3/15/2022		1,027,249
2,000	M		General Motors Financial Co., 5.25%, 3/1/2026		2,104,722
			Goldman Sachs Group, Inc.:
2,700	M		5.375%, 3/15/2020		2,931,625
3,000	M		3.625%, 1/22/2023		3,068,379
1,000	M		6.125%, 2/15/2033		1,211,890
			JPMorgan Chase & Co.:
3,100	M		6%, 1/15/2018		3,234,177
1,000	M		4.5%, 1/24/2022		1,079,164
			Morgan Stanley:
2,550	M		6.625%, 4/1/2018		2,697,505
3,000	M		5.5%, 7/28/2021		3,327,792
1,600	M		SunTrust Banks, Inc., 6%, 9/11/2017		1,648,173
			U.S. Bancorp:
1,000	M		4.125%, 5/24/2021		1,070,746
1,000	M		3.6%, 9/11/2024		1,020,084
1,000	M		3.1%, 4/27/2026		974,729
1,500	M		UBS AG, 4.875%, 8/4/2020		1,623,359
2,000	M		Visa, Inc., 3.15%, 12/14/2025		2,011,050
			Wells Fargo & Co.:
1,600	M		4.60%, 4/1/2021		1,720,261
3,500	M		3.45%, 2/13/2023		3,515,477
					49,944,349
			Food/Beverage/Tobacco-1.1%
			Anheuser-Busch InBev Finance, Inc.:
1,000	M		3.75%, 1/15/2022		1,044,971
1,500	M		3.65%, 2/1/2026		1,525,644
1,750	M		Bunge Ltd. Finance Corp., 8.5%, 6/15/2019		2,007,148
1,500	M		Diageo Capital, PLC, 5.75%, 10/23/2017		1,551,037
480	M		Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018		512,068
1,000	M		Ingredion, Inc, 4.625%, 11/1/2020		1,072,719
2,000	M		Mondelez International Holdings, Inc., 2%, 10/28/2021	(a)	1,918,256
					9,631,843
			Food/Drug-.2%
2,000	M		CVS Health Corp., 3.875%, 7/20/2025		2,066,850
			Forest Products/Containers-.3%
2,000	M		Rock-Tenn Co., 4.9%, 3/1/2022		2,173,560
			Health Care-.7%
1,100	M		Biogen, Inc., 6.875%, 3/1/2018		1,163,609
2,100	M		Express Scripts Holding Co., 4.75%, 11/15/2021		2,258,008
1,500	M		Gilead Sciences, Inc., 3.65%, 3/1/2026		1,522,632
1,500	M		Laboratory Corp. of America, 3.75%, 8/23/2022		1,541,132
					6,485,381
			Higher Education-.2%
1,750	M		Yale University, 2.086%, 4/15/2019		1,765,782
			Information Technology-.6%
1,500	M		Apple, Inc., 2.5%, 2/9/2025		1,442,932
1,000	M		Diamond 1 Finance Corp., 3.48%, 6/1/2019	(a)	1,021,393
1,000	M		HP Enterprise Co., 2.85%, 10/5/2018		1,009,912
2,000	M		Oracle Corp., 2.4%, 9/15/2023		1,939,384
					5,413,621
			Manufacturing-.6%
1,000	M		CRH America, Inc., 8.125%, 7/15/2018		1,094,263
1,100	M		Ingersoll-Rand Global Holdings Co., Ltd., 6.875%, 8/15/2018		1,188,766
1,100	M		Johnson Controls International, PLC, 5%, 3/30/2020		1,184,407
2,000	M		Tyco Electronics Group SA, 6.55%, 10/1/2017		2,074,878
					5,542,314
			Media-Broadcasting-.6%
1,000	M		British Sky Broadcasting, PLC, 9.5%, 11/15/2018	(a)	1,133,432
			Comcast Corp.:
1,600	M		5.15%, 3/1/2020		1,747,286
2,000	M		4.25%, 1/15/2033		2,084,972
					4,965,690
			Media-Diversified-.1%
1,000	M		Time Warner, Inc., 3.6%, 7/15/2025		996,212
			Metals/Mining-.7%
1,500	M		Alcoa, Inc., 6.15%, 8/15/2020		1,636,875
1,000	M		Glencore Finance Canada, Ltd., 4.95%, 11/15/2021	(a)	1,071,158
1,500	M		Newmont Mining Corp., 5.125%, 10/1/2019		1,605,494
1,600	M		Vale Overseas, Ltd., 5.625%, 9/15/2019		1,694,400
					6,007,927
			Real Estate-1.3%
1,500	M		AvalonBay Communities, Inc., 3.5%, 11/15/2024		1,514,119
1,000	M		Boston Properties, LP, 5.875%, 10/15/2019		1,091,097
500	M		Digital Realty Trust, LP, 5.25%, 3/15/2021		543,790
1,000	M		ERP Operating, LP, 3.375%, 6/1/2025		994,633
1,000	M		HCP, Inc., 4.25%, 11/15/2023		1,028,363
1,000	M		Prologis, LP, 3.35%, 2/1/2021		1,029,964
2,000	M		Simon Property Group, LP, 3.375%, 10/1/2024		2,020,630
1,600	M		Ventas Realty, LP, 4.75%, 6/1/2021		1,721,946
1,500	M		Welltower, Inc., 4%, 6/1/2025		1,535,644
					11,480,186
			Retail-General Merchandise-.4%
1,000	M		Amazon.com, Inc., 4.8%, 12/5/2034		1,103,979
2,000	M		Home Depot, Inc., 5.875%, 12/16/2036		2,531,536
					3,635,515
			Telecommunications-.4%
1,500	M		AT&T, Inc., 3.8%, 3/15/2022		1,539,514
1,950	M		Verizon Communications, Inc., 5.15%, 9/15/2023		2,159,278
					3,698,792
			Transportation-.6%
1,000	M		Burlington North Santa Fe, LLC, 5.15%, 9/1/2043		1,151,054
			GATX Corp.:
1,000	M		4.75%, 6/15/2022		1,077,572
1,000	M		5.2%, 3/15/2044		993,104
1,000	M		Penske Truck Leasing Co., LP, 4.875%, 7/11/2022	(a)	1,074,413
1,000	M		Southwest Airlines Co., 2.65%, 11/5/2020		1,003,419
					5,299,562
			Utilities-1.5%
1,000	M		Duke Energy Progress, Inc., 4.15%, 12/1/2044		995,960
1,000	M		E.ON International Finance BV, 5.8%, 4/30/2018	(a)	1,048,990
1,000	M		Electricite de France SA, 3.625%, 10/13/2025	(a)	998,679
2,000	M		Entergy Arkansas, Inc., 4.95%, 12/15/2044		2,045,230
1,500	M		Exelon Generation Co., LLC, 5.2%, 10/1/2019		1,608,672
2,000	M		Ohio Power Co., 5.375%, 10/1/2021		2,236,636
2,000	M		Oklahoma Gas & Electric Co., 4%, 12/15/2044		1,978,472
1,100	M		Sempra Energy, 9.8%, 2/15/2019		1,274,730
1,000	M		South Carolina Electric & Gas Co., 5.45%, 2/1/2041		1,160,708
					13,348,077
Total Value of Corporate Bonds (cost $188,337,809)					185,039,777
			RESIDENTIAL MORTGAGE-BACKED SECURITIES-6.7%
			Fannie Mae-5.7%
2,976	M		2.5%, 2/1/2030 - 8/1/2031		2,984,922
15,623	M		3%, 3/1/2027 - 11/1/2046		15,702,957
15,989	M		3.5%, 11/1/2028 - 6/1/2046		16,424,605
7,746	M		4%, 12/1/2040 - 7/1/2046		8,172,537
1,593	M		4.5%, 9/1/2040		1,721,614
2,395	M		5%, 4/1/2040 - 3/1/2042		2,635,280
839	M		5.5%, 5/1/2033 - 10/1/2039		943,222
664	M		6%, 5/1/2036 - 10/1/2040		753,612
308	M		6.5%, 11/1/2033 - 6/1/2036		348,319
569	M		7%, 3/1/2032 - 8/1/2032		619,320
					50,306,388
			Freddie Mac-1.0%
2,073	M		3.5%, 8/1/2026 - 7/1/2044		2,153,073
1,069	M		4%, 7/1/2044 - 4/1/2045		1,123,596
4,569	M		4.5%, 10/1/2040 - 5/1/2044		4,941,827
1,032	M		5.5%, 5/1/2038 - 10/1/2039		1,164,417
					9,382,913
Total Value of Residential Mortgage-Backed Securities (cost $60,443,688)					59,689,301
			ASSET BACKED SECURITIES-2.5%
			Fixed Autos-1.7%
1,700	M		AmeriCredit Auto Receivables Trust, 1.83%, 12/8/2021		1,684,851
2,000	M		Avis Budget Rental Car Funding AESOP, LLC, 2.97%, 2/20/2020	(a)	2,021,724
1,000	M		CarMax Auto Owner Trust, 1.92%, 7/15/2022		979,006
900	M		Ford Credit Auto Lease Trust, 1.85%, 7/15/2019		904,253
1,000	M		GM Financial Auto Leasing Trust, 1.76%, 3/20/2020		993,719
900	M		Hertz Vehicle Financing Trust, 2.65%, 7/25/2022	(a)	873,095
1,000	M		Honda Auto Receivables Trust, 1.33%, 11/18/2022		987,693
1,150	M		Nissan Auto Lease Trust, 1.65%, 10/15/2021		1,150,187
2,500	M		Nissan Auto Receivables Owner Trust, 1.79%, 1/17/2022		2,505,790
650	M		Toyota Auto Receivables Owner Trust, 1.32%, 11/15/2021		641,087
1,977	M		Volkswagen Auto Lease Trust, 1.25%, 12/20/2017		1,977,769
					14,719,174
			Fixed Credit Cards-.8%
			Capital One Multi-Asset Execution Trust:
1,000	M		1.33%, 6/15/2022		987,154
1,900	M		2.08%, 3/15/2023		1,907,323
			Chase Issuance Trust:
500	M		1.27%, 7/15/2021		493,608
2,300	M		1.49%, 7/15/2022		2,259,228
1,665	M		Synchrony Credit Card Master Trust, 2.38%, 9/15/2023		1,673,277
					7,320,590
Total Value of Asset Backed Securities (cost $22,302,494)					22,039,764
			U.S. GOVERNMENT OBLIGATIONS-2.5%
5,000	M		U.S. Treasury Bonds, 3.125%, 8/15/2044		5,061,720
			U.S. Treasury Notes:
6,000	M		0.8278%, 1/31/2018	+	6,018,192
10,000	M		(TIPS), 0.625%, 1/15/2024		10,550,177
Total Value of U.S. Government Obligations (cost $21,961,224)					21,630,089
			VARIABLE AND FLOATING RATE NOTES+-1.0%
			Municipal Bonds
3,000	M		Mass. St. Hlth. & Edl. Facs. Auth., 0.69%, 8/15/2034		3,000,000
3,000	M		Mississippi Business Fin Corp., 0.74%, 12/1/2030		3,000,000
3,000	M		Valdez, AK Marine Term. Rev., 0.67%, 12/1/2033		3,000,000
Total Value of Variable and Floating Rate Notes (cost $9,000,000)					9,000,000
			U.S. GOVERNMENT AGENCY OBLIGATIONS-.8%
			Fannie Mae:
6,000	M		1.875%, 9/24/2026		5,519,610
1,850	M		1.75%, 11/26/2019		1,864,937
Total Value of U.S. Government Agency Obligations (cost $7,809,850)					7,384,547
			SHORT-TERM U.S. GOVERNMENT AGENCY OBLIGATIONS-3.3%
			Federal Home Loan Bank:
8,000	M		0.39%, 1/12/2017		7,999,256
10,000	M		0.46%, 1/18/2017		9,998,460
8,000	M		0.5%, 1/27/2017		7,998,024
3,500	M		0.512%, 1/27/2017	+	3,500,571
Total Value of Short-Term U.S. Government Agency Obligations (cost $29,495,083)					29,496,311
			SHORT-TERM CORPORATE NOTES-1.5%
			Automotive-.2%
2,000	M		Toyota Motor Credit Corp., 0.93%, 3/30/2017		1,995,780
			Food/Tobacco-.4%
3,500	M		Coca-Cola Co., 0.74%, 3/15/2017	(b)	3,494,969
			Information Technology-.9%
3,000	M		Apple, Inc., 0.71%, 3/13/2017	(b)	2,996,064
5,000	M		Microsoft Corp. 0.85%, 3/28/2017	(b)	4,990,613
					7,986,677
Total Value of Short-Term Corporate Notes (cost $13,475,519)					13,477,426
Total Value of Investments (cost $708,796,987)			99.0%		876,950,433
Other Assets, Less Liabilities			1.0		8,488,460
Net Assets			100.0%		$885,438,893

*	Non-income producing

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2016, the Fund held sixteen 144A securities with an aggregate value of $20,872,747 representing 2.4% of the Fund's net assets.

(b)	Security exempt from registration under Section 4(2) of the Securities Act of
1933. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified institutional investors. At December 31, 2016, the Fund held three Section 4(2) securities with an aggregate value of $11,481,646 representing 1.3% of the Fund's net assets.

+	Interest rates are determined and reset periodically. The interest rates above are the rates in effect at December 31, 2016.

Summary of Abbreviations:
	ADR	American Depositary Receipts
	ETF	Exchange Traded Fund
	REIT	Real Estate Investment Trust
	TIPS	Treasury Inflation-Protected Securities

At December 31, 2016, the cost of investments for federal income tax purposes was $709,810,069. Accumulated net unrealized appreciation on investments was $167,140,364, consisting of $182,044,315 gross unrealized appreciation and $14,903,951 gross unrealized depreciation.

The Fund's assets and liabilities are classified into the following three levels based on the inputs used to value the assets and liabilities:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, U.S. Government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The following is a summary, by category of Level, of inputs used to value the Fund's investments as of December 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$529,193,218	$-	$-	$529,193,218
Corporate Bonds	-	185,039,777	-	185,039,777
Residential Mortgage-Backed
Securities	-	59,689,301	-	59,689,301
Asset Backed Securities	-	22,039,764	-	22,039,764
U.S. Government
Obligations	-	21,630,089	-	21,630,089
Variable and Floating Rate Notes
Municipal Bonds	-	9,000,000	-	9,000,000
U.S. Government Agency
Obligations	-	7,384,547	-	7,384,547
Short-Term U.S. Government
Agency Obligations	-	29,496,311	-	29,496,311
Short-Term Corporate Notes	-	13,477,426	-	13,477,426
Total Investments in Securities*	$529,193,218	$347,757,215	$-	$876,950,433

* The Portfolio of Investments provides information on the industry categorization for common stocks, corporate bonds and asset backed securities.

There were no transfers into or from Level 1 and Level 2 by the Fund for the period ended December 31, 2016. Transfers, if any, between Levels are recognized at the end of the reporting period.

Security Valuation - Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities or an authorized pricing service. Fixed Income securities are priced based upon evaluated prices that are provided by a pricing service. Other securities may also be priced based upon valuations that are provided by pricing services approved by the Trust's Board of Trustees ("the Board"). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of Foresters Investment Management Company, Inc. ("FIMCO") decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use evaluated prices from a pricing service to fair value foreign equity securities in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect.

In accordance with Accounting Standards Codification 820 "Fair Value Measurements and Disclosures" ("ASC 820"), investments held by the Funds are carried at "fair value". As defined by ASC 820, fair value is the price that a fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs are used in determining the value of the Funds' investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available,

representing the Fund's own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Variable and floating rate, corporate, sovereign and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities, pass-through certificates loan participations and short-term notes are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of the unobservable valuation inputs.

The aggregate value by input level, as of December 31, 2016, for each Fund's investments is included at the end of each Fund's schedule of investments.

Investments in securities issued on a when issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregated assets for these transactions.

Derivatives - Some of the Funds may invest in various derivatives. A derivative is a financial instrument which has a value that is based on - or "derived from" - the values of other assets, reference rates, or indices. The Funds may invest in derivatives for hedging purposes.

Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates, and related indices. Derivatives include futures contracts and options on futures contracts, forward-commitment transactions, options on securities, caps, floors, collars, swap contracts, and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap contracts, are privately negotiated and entered into in the OTC. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments.

The use of a derivative involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a "counterparty") or the failure of the counterparty to make required payments or otherwise comply with the terms of the contract. Additionally, the use of credit derivatives can result in losses if the Adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.

Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

Derivatives may be subject to pricing or "basis" risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

Because many derivatives have leverage or borrowing components, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment.

Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to the Funds' interest. The Funds bear the risk that the Adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices, or other financial or economic factors in establishing derivative positions for the Funds. If the Adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the Funds will be exposed to the risk that the derivative will have or will develop an imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Funds. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to the Funds.

The following provides more information on specific types of derivatives and activity in the Funds. The use of derivative instruments by the Funds for the period ended December 31, 2016 was related to the use of written options and foreign exchange contracts.

Options Contracts - Some of the Funds may write covered call and put options on securities, derivative instruments, or currencies the Funds own or in which it may invest. Writing put options tends to increase the Funds' exposure to the underlying instrument. Writing call options tends to decrease the Funds' exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security or currency underlying the written option. The risk exists that the Funds may not be able to enter into a closing transaction because of an illiquid market.

Some of the Funds may also purchase put and call options. Purchasing call options tends to increase a Fund's exposure to the underlying instrument. Purchasing put options tends to decrease a Fund's exposure to the underlying instrument. A Fund pays a premium which is included in its Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss.

At December 31, 2016, the Covered Call Strategy and Hedged U.S. Equity Opportunities Funds had investments in options contracts, which are listed in their respective Portfolio of Investments.

Interest Rate Futures Contracts - The Funds may enter into interest rate futures contracts on U.S. Treasury obligations and options thereon that are traded on a U.S. exchange. An interest rate futures contract provides for the future sale by one party and the purchase by another party of a specified amount of a particular financial instrument (debt security) at a specified price, date, time and place. Such investments may be used for, among other purposes, the purpose of hedging against changes in the value of a Fund's portfolio securities due to anticipated changes in interest rates and market conditions. A public market exists for interest rate futures contracts covering a number of debt securities, including long-term U.S. Treasury Bonds, 10-year U.S. Treasury Notes and three-month U.S. Treasury Bills. No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Funds are required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is affected an amount of cash or U.S. Government securities generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin."

An option on an interest rate futures contract generally gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The Funds may purchase put and call options on interest rate futures contracts on U.S. Treasury obligations which are traded on a U.S. exchange as a hedge against changes in interest rates, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee such closing transactions can be effected. When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to a Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of a Fund's obligation to or from a clearing organization. A Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

To the extent that a Fund participates in the futures or options markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including: (1) dependence on the ability of the Funds' investment adviser, FIMCO to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of futures contracts and options thereon and movements in the prices of the securities or currencies being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; (4) the leverage (if any) that is created by investing in the option or futures contract; and (5) the possible absence of a liquid secondary market for any particular instrument at any time. If FIMCO's prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used. Derivatives may be difficult to sell, unwind or value.

At December 31, 2016, the Hedged U.S. Equity Opportunities Fund had investments in interest rate futures contracts which are listed in its Portfolio of Investments.

Foreign Exchange Contracts-The International Opportunities Bond Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and the Fund may invest in them in order to hedge its currency exposure in bond positions or to gain currency exposure held by the Fund. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are "marked-to-market" daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Fund's assets. During the period, the Fund used currency forwards to hedge currency exposure from certain bonds as well as to gain currency exposure in certain countries.

At December 31, 2016, the Hedged U.S. Equity Opportunities Fund had investments in foreign exchange contracts.

Short Sales-Long Short Fund may sell securities short. A short sale is a transaction in which a Fund sells securities it does not own but has borrowed in anticipation of a decline in the market price of the securities. The initial amount of a short sale is recorded as a liability which is marked-to-market daily. Fluctuations in the value of the short liability are recorded as unrealized gains or losses. The Fund realizes a gain or loss upon closing of the short sale (returning the security to the counterparty by way of purchase or delivery of a long position owned). Short sales by the Fund involves certain risks and special considerations. Possible losses from short sales differ from losses that could be incurred from a purchase of a security because losses from short sales may be unlimited, whereas losses from purchases cannot exceed the total amount invested. The Fund is liable to the buyer for any dividends payable on securities while those securities are in a short position. These dividends are an expense of the Fund. The Fund designates collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of short positions.

Proceeds from short sales are generally retained in cash accounts or invested in securities that are cash equivalents. With regard to securities borrowed as of December 31, 2016 pursuant to short sale arrangements, the Fund has a right to set off any assets held (including the borrowed securities) or obligations owed to the lender, in the event of the lender's default, against any obligations owed by the lender to the Funds under any agreement or collateral document, including the collateral value of the Securities Loan Collateral, as that term is defined in the Securities Lending and Services Agreement between the Fund and the lender. At December 31, 2016, Long Short Fund had pledged $6,620,014 of long securities as collateral under such arrangement.

Item 2. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal

Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company

Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940,

as amended)  that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications required by Rule 30a-2(a) under the Investment

Company Act of 1940 (17 CFR 270.30a-2(a)) - filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Equity Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

Date: February 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

First Investors Equity Funds

By /S/ WILLIAM LIPKUS

William Lipkus

President and Principal Executive Officer

By /S/ JOSEPH I. BENEDEK

Joseph I. Benedek

Treasurer and Principal Financial Officer

Date: February 27, 2017